UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Bond Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense – 1.6%
Bombardier Inc.,
7.500%, 3–15–18 (A)	$13,350	$15,186
Honeywell International Inc.,
5.000%, 2–15–19	5,000	5,615

		20,801

Apparel Retail – 1.3%
Limited Brands, Inc.:
8.500%, 6–15–19	3,000	3,600
7.000%, 5–1–20	10,676	11,984
5.625%, 2–15–22	1,710	1,748

		17,332

Automobile Manufacturers – 0.7%
General Motors Co.,
3.500%, 10–2–18 (A)	5,500	5,624
Hyundai Capital America,
2.875%, 8–9–18 (A)	4,000	4,013

		9,637

Biotechnology – 1.3%
Amgen Inc.:
6.150%, 6–1–18	12,500	14,588
5.700%, 2–1–19	2,000	2,304

		16,892

Brewers – 2.4%
Anheuser-Busch InBev Worldwide Inc.,
5.375%, 1–15–20	12,000	13,757
SABMiller plc,
6.500%, 7–15–18 (A)	15,000	17,700

		31,457

Broadcasting – 1.7%
CBS Corporation,
8.875%, 5–15–19	13,076	16,710
NBCUniversal Media, LLC,
5.150%, 4–30–20	5,297	5,914

		22,624

Cable & Satellite – 3.4%
Comcast Cable Communications, Inc.,
8.500%, 5–1–27	5,250	6,879
Comcast Corporation,
5.150%, 3–1–20	7,000	7,800
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.:
5.000%, 3–1–21	9,650	10,125
3.800%, 3–15–22	6,500	6,235
Time Warner Inc.,
4.750%, 3–29–21	12,250	13,046

		44,085

Chemicals – 0.1%
Georgia Gulf Corporation,
4.875%, 5–15–23 (A)	727	687

Coal & Consumable Fuels – 1.4%
Joy Global Inc.,
6.000%, 11–15–16	14,350	15,870
Peabody Energy Corporation,
6.500%, 9–15–20	3,000	3,158

		19,028

Consumer Finance – 2.6%
Capital One Financial Corporation,
6.750%, 9–15–17	15,000	17,524
Ford Motor Credit Company LLC,
4.250%, 9–20–22	16,000	16,050

		33,574

Data Processing & Outsourced Services – 2.8%
Alliance Data Systems Corporation:
5.250%, 12–1–17 (A)	8,428	8,744
6.375%, 4–1–20 (A)	5,685	5,955
Fidelity National Financial, Inc.,
6.600%, 5–15–17	11,430	12,758
Western Union Company (The),
3.650%, 8–22–18	10,000	10,189

		37,646

Distillers & Vintners – 1.2%
Diageo Capital plc,
5.750%, 10–23–17	13,500	15,400

Diversified Banks – 4.9%
Bank of America Corporation:
5.650%, 5–1–18	8,000	9,102
7.625%, 6–1–19	9,000	11,157
HSBC Holdings plc,
5.100%, 4–5–21	16,000	17,761
U.S. BanCorp,
4.125%, 5–24–21	10,000	10,614
Wachovia Corporation,
5.750%, 2–1–18	13,500	15,560

		64,194

Diversified Chemicals – 2.1%
Dow Chemical Company (The):
8.550%, 5–15–19	11,207	14,463
4.250%, 11–15–20	2,000	2,128
E.I. du Pont de Nemours and Company,
5.750%, 3–15–19	9,000	10,240
Eagle Spinco Inc.,
4.625%, 2–15–21 (A)	727	712

		27,543

Diversified Metals & Mining – 1.4%
Freeport-McMoRan Copper & Gold Inc.,
3.100%, 3–15–20	5,000	4,852
Rio Tinto Finance (USA) Limited,
3.750%, 9–20–21	13,500	13,611

		18,463

Drug Retail – 0.5%
Walgreen Co.,
3.100%, 9–15–22	7,000	6,552

Education Services – 0.3%
Trustees of Princeton University (The),
4.950%, 3–1–19	3,000	3,391

Electric Utilities – 1.9%
Detroit Edison Company (The),
3.900%, 6–1–21	13,500	14,049
PacifiCorp,
2.950%, 2–1–22	11,000	10,558

		24,607

Electrical Components & Equipment – 0.2%
Emerson Electric Co.,
4.875%, 10–15–19	2,500	2,795

Electronic Manufacturing Services – 1.3%
Jabil Circuit, Inc.:
8.250%, 3–15–18	9,350	10,974
5.625%, 12–15–20	5,480	5,686

		16,660

Environmental & Facilities Services – 2.3%
Republic Services, Inc.,
4.750%, 5–15–23	15,000	15,543
Waste Management, Inc.,
4.600%, 3–1–21	13,299	14,152

		29,695

Food Processors – 0.3%
Wm. Wrigley Jr. Company,
3.375%, 10–21–20 (A)	4,000	3,949

Forest Products – 1.2%
Georgia-Pacific, LLC,
5.400%, 11–1–20 (A)	14,000	15,624

Health Care Services – 1.2%
Medco Health Solutions, Inc.:
7.125%, 3–15–18	9,000	10,690
4.125%, 9–15–20	5,500	5,688

		16,378

Health Care Supplies – 0.4%
DENTSPLY International Inc.,
4.125%, 8–15–21	5,500	5,499

Home Improvement Retail – 1.2%
Home Depot, Inc. (The),
4.400%, 4–1–21	15,000	16,179

Homebuilding – 0.9%
Toll Brothers Finance Corp.,
4.375%, 4–15–23	12,945	12,006

Hotels, Resorts & Cruise Lines – 0.4%
Marriott International, Inc.,
3.375%, 10–15–20	5,723	5,664

Household Appliances – 0.2%
Controladora Mabe, S.A. de C.V.,
6.500%, 12–15–15 (A)	2,000	2,080

Household Products – 1.0%
Procter & Gamble Company (The),
8.000%, 9–1–24	10,000	13,406

Industrial Conglomerates – 2.5%
General Electric Capital Corporation:
5.625%, 5–1–18	13,000	14,923
6.000%, 8–7–19	5,000	5,863
WESCO Distribution, Inc.,
5.375%, 12–15–21 (A)	7,768	7,768
Westinghouse Electric Corporation,
8.875%, 6–14–14	4,500	4,664

		33,218

Integrated Oil & Gas – 0.7%
Shell International Finance B.V.,
4.375%, 3–25–20	8,500	9,308

Integrated Telecommunication Services – 1.4%
AT&T Inc.,
5.800%, 2–15–19	4,320	4,950
Verizon Communications Inc.,
8.750%, 11–1–18	10,454	13,370

		18,320

Investment Banking & Brokerage – 1.2%
Goldman Sachs Group, Inc. (The):
5.375%, 3–15–20	13,000	14,442
6.000%, 6–15–20	1,500	1,718

		16,160

IT Consulting & Other Services – 0.4%
International Business Machines Corporation,
7.625%, 10–15–18	4,000	5,001

Life & Health Insurance – 1.2%
MetLife, Inc.,
6.817%, 8–15–18	13,000	15,546

Multi-Utilities – 2.4%
Dominion Resources, Inc., Ser B,
2.750%, 9–15–22	6,675	6,166
Dominion Resources, Inc., Ser F,
5.250%, 8–1–33	7,500	7,888
Duke Energy Carolinas, LLC,
4.300%, 6–15–20	3,250	3,481
Duke Energy Indiana, Inc.,
3.750%, 7–15–20	7,000	7,248
NorthWestern Corporation,
6.340%, 4–1–19	7,000	8,164

		32,947

Office Electronics – 1.2%
Xerox Corporation,
6.350%, 5–15–18	14,100	16,107

Oil & Gas Equipment & Services – 2.6%
Baker Hughes Incorporated,
3.200%, 8–15–21	3,000	2,975
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.):
6.500%, 1–31–19	5,000	5,862
4.050%, 2–15–22	7,000	7,083
Halliburton Company:
6.150%, 9–15–19	7,000	8,272
6.750%, 2–1–27	4,950	5,903
Schlumberger Investment S.A. (GTD by Schlumberger Ltd.),
3.300%, 9–14–21 (A)	2,500	2,482

		32,577

Oil & Gas Exploration & Production – 1.0%
Petrohawk Energy Corporation,
6.250%, 6–1–19	5,000	5,510
Plains Exploration & Production Company,
6.125%, 6–15–19	7,000	7,654

		13,164

Oil & Gas Storage & Transportation – 1.3%
Copano Energy, L.L.C. and Copano Energy Finance Corporation,
7.125%, 4–1–21	1,789	2,061
Maritimes & Northeast Pipeline, L.L.C.,
7.500%, 5–31–14 (A)	8,228	8,406
Tennessee Gas Pipeline Company,
7.000%, 3–15–27	6,000	7,037

		17,504

Other Diversified Financial Services – 1.5%
JPMorgan Chase & Co.,
6.000%, 1–15–18	17,000	19,567

Pharmaceuticals – 0.2%
Novartis Capital Corporation,
4.400%, 4–24–20	2,000	2,176

Property & Casualty Insurance – 0.8%
Berkshire Hathaway Inc.,
3.750%, 8–15–21	10,000	10,296

Railroads – 1.8%
Burlington Northern Santa Fe, LLC:
3.450%, 9–15–21	4,000	3,945
3.050%, 3–15–22	9,000	8,518
Kansas City Southern de Mexico, S.A. de C.V.,
2.350%, 5–15–20	12,350	11,492

		23,955

Restaurants – 0.3%
YUM! Brands, Inc.,
6.250%, 3–15–18	3,420	3,939

Retail Stores – 1.2%
Dollar General Corporation,
3.250%, 4–15–23	17,000	15,613

Soft Drinks – 0.2%
Bottling Group, LLC,
5.125%, 1–15–19	2,800	3,160

Specialty Chemicals – 1.0%
Lubrizol Corporation (The),
8.875%, 2–1–19	10,285	13,337

Systems Software – 1.6%
CA, Inc.,
5.375%, 12–1–19	13,000	14,447
Oracle Corporation,
5.000%, 7–8–19	5,600	6,336

		20,783

Trucking – 0.2%
Penske Truck Leasing Co., L.P.,
2.875%, 7–17–18 (A)	3,000	3,016

Water Utilities – 0.3%
California Water Service Company,
5.875%, 5–1–19	3,000	3,359

Wireless Telecommunication Service – 2.4%
America Movil, S.A.B. de C.V.,
5.000%, 3–30–20	12,000	12,982
American Tower Corporation,
5.900%, 11–1–21	14,000	15,255
Crown Castle International Corp.,
5.250%, 1–15–23	2,844	2,787

		31,024

TOTAL CORPORATE DEBT SECURITIES – 69.6%		$913,925
(Cost: $875,371)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO – 0.5%
MASTR Adjustable Rate Mortgage Trust 2005-1,
3.407%, 3–25–35 (B)	4,728	472
Merrill Lynch Mortgage Trust 2005-CIP1,
4.949%, 7–12–38 (B)	6,000	6,086
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1,
2.773%, 2–25–34 (B)	2,333	324
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC,
2.373%, 3–25–34 (B)	3,091	254

		7,136

TOTAL MORTGAGE-BACKED SECURITIES – 0.5%		$7,136
(Cost: $15,990)

MUNICIPAL BONDS – TAXABLE
Massachusetts – 0.3%
MA Hlth and Edu Fac Auth, Rev Bonds, Harvard Univ Issue, Ser 2008C,
5.260%, 10–1–18	3,985	4,572

New York – 0.5%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3–1–29 (A)	4,032	5,528

TOTAL MUNICIPAL BONDS – TAXABLE – 0.8%		$10,100
(Cost: $8,062)

OTHER GOVERNMENT SECURITIES
Canada – 0.9%
Province de Quebec,
7.140%, 2–27–26 (B)	9,200	11,742

Israel – 1.2%
State of Israel,
4.000%, 6–30–22	15,000	15,577

TOTAL OTHER GOVERNMENT SECURITIES – 2.1%		$27,319
(Cost: $24,251)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 2.6%
Federal Farm Credit Bank,
4.600%, 1–29–20	7,500	8,368
Federal Home Loan Bank:
2.000%, 2–14–28 (B)	30,000	26,145

		34,513

Mortgage-Backed Obligations – 14.5%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.000%, 5–15–19	2,727	2,920
5.000%, 5–15–23	2,458	2,695
4.500%, 6–15–27	1,385	1,431
4.500%, 5–15–32	3,468	3,586
4.000%, 10–15–35	5,349	5,528
3.000%, 10–15–36	15,967	15,993
4.000%, 11–15–36	2,999	3,149
4.500%, 5–15–39	954	996
4.500%, 8–15–39	5,377	5,680
2.500%, 12–15–41	14,322	14,213
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.186%, 12–25–20	12,635	13,516
5.000%, 6–1–21	631	670
6.000%, 7–1–22	660	720
5.000%, 6–1–23	3,165	3,417
4.000%, 7–1–25	4,019	4,244
5.500%, 10–1–35	905	990
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 6–25–18	3,082	3,281
4.000%, 11–25–32	488	515
3.500%, 8–25–33	944	980
4.500%, 12–25–34	451	466
5.500%, 11–25–36 (C)	5,287	967
5.500%, 4–25–37	2,489	2,692
4.000%, 3–25–39	1,388	1,456
2.000%, 4–25–39	14,357	13,835
4.000%, 5–25–39	3,589	3,729
4.500%, 6–25–40	2,755	2,964
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.432%, 2–1–16	4,559	4,918
5.508%, 4–1–17	7,251	7,906
3.850%, 3–1–18	4,875	5,251
4.950%, 4–1–19	1,906	2,121
4.500%, 9–1–19	2,119	2,254
5.500%, 10–1–21	4,295	4,688
5.500%, 11–1–22	1,627	1,776
5.000%, 9–1–23	3,489	3,768
5.000%, 4–1–24	1,256	1,362
3.000%, 9–1–28	11,917	12,061
4.000%, 12–1–31	10,109	10,524
5.500%, 2–1–35	2,595	2,896
Government National Mortgage Association Agency REMIC/CMO:
2.500%, 7–20–40	8,082	7,719
2.000%, 3–16–42	13,576	13,102

		190,979

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 17.1%		$225,492
(Cost: $232,672)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 6.4%
United States Treasury Bonds,
8.000%, 11–15–21	8,900	12,347
United States Treasury Notes:
3.625%, 2–15–21 (D)	20,000	21,558
3.125%, 5–15–21	22,000	22,900
1.750%, 5–15–22	15,000	13,847
1.625%, 11–15–22	15,000	13,518

		84,170

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 6.4%		$84,170
(Cost: $83,993)

SHORT-TERM SECURITIES
Commercial Paper – 2.6%
Danaher Corporation,
0.110%, 1–17–14 (E)	5,000	5,000
General Mills, Inc.:
0.070%, 1–2–14 (E)	4,605	4,605
0.140%, 1–6–14 (E)	10,000	9,999
0.120%, 1–8–14 (E)	5,000	5,000
Illinois Tool Works Inc.,
0.110%, 1–24–14 (E)	5,600	5,600
McCormick & Co. Inc.,
0.100%, 1–2–14 (E)	3,989	3,989

		34,193

Master Note – 0.0%
Toyota Motor Credit Corporation,
0.091%, 1–7–14 (F)	506	506

TOTAL SHORT-TERM SECURITIES – 2.6%		$34,699
(Cost: $34,699)

TOTAL INVESTMENT SECURITIES – 99.1%		$1,302,841
(Cost: $1,275,038)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.9%		12,100

NET ASSETS – 100.0%		$1,314,941

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the total value of these securities amounted to $107,474 or 8.2% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013.

(C)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(D)	All or a portion of the security position has been pledged as collateral on open futures contracts.

(E)	Rate shown is the yield to maturity at December 31, 2013.

(F) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date the variable rate resets.

The following futures contracts were outstanding at December 31, 2013 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation
U.S. Treasury Long Bond	Short	3-31-14	947	$(121,512)	$2,068

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$911,845	$2,080
Mortgage-Backed Securities	—	7,136	—
Municipal Bonds	—	10,100	—
Other Government Securities	—	27,319	—
United States Government Agency Obligations	—	225,492	—
United States Government Obligations	—	84,170	—
Short-Term Securities	—	34,699	—
Total	$—	$1,300,761	$2,080
Futures Contracts	$2,068	$—	$—

During the period ended December 31, 2013, securities totaling $2,085 were transferred from Level 2 to Level 3 due to the lack of observable market data due to decreased market activity or information for these securities. Securities totaling $11,365 were transferred from Level 3 to Level 2 due to increased availability of observable market data due to increased market activity for these securities. There were no transfers between Levels 1 and 2 during the period ended.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,275,038

Gross unrealized appreciation	57,710
Gross unrealized depreciation	(29,907)

Net unrealized appreciation	$27,803

SCHEDULE OF INVESTMENTS Global Bond Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Finance – 1.0%
Banco Latinoamericano de Comercio Exterior, S.A.	307	$8,611

Diversified Chemicals – 0.8%
Dow Chemical Company (The)	150	6,663

Electric Utilities – 2.1%
Alupar Investimento S.A. (A)(B)	608	4,188
PPL Corporation	314	9,437
Transmissora Alianca de Energia Eletrica S.A. (B)	541	4,171

		17,796

Integrated Oil & Gas – 1.1%
Royal Dutch Shell plc, Class A (B)	262	9,397

Oil & Gas Drilling – 0.8%
Seadrill Partners LLC	209	6,491

Pharmaceuticals – 2.1%
Bristol-Myers Squibb Company	134	7,108
GlaxoSmithKline plc (B)	397	10,592

		17,700

Semiconductors – 0.9%
Intel Corporation	306	7,952

Water Utilities – 0.3%
Aguas Andinas S.A. (B)	3,909	2,525

TOTAL COMMON STOCKS – 9.1%		$77,135
(Cost: $66,841)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 1.3%
Bombardier Inc.,
7.500%, 3–15–18 (C)	$3,900	4,436
Embraer Overseas Limited,
6.375%, 1–24–17	5,900	6,461

		10,897

Agricultural Products – 2.6%
CCL Finance Limited:
9.500%, 8–15–14 (C)	6,000	6,264
9.500%, 8–15–14	3,050	3,184
Corporacion Pesquera Inca S.A.C.:
9.000%, 2–10–17	6,835	6,801
9.000%, 2–10–17 (C)	5,000	4,975
Virgolino de Oliveira Finance Limited,
10.500%, 1–28–18 (C)	1,355	921

		22,145

Air Freight & Logistics – 0.0%
FedEx Corporation,
7.375%, 1–15–14	300	301

Airlines – 1.4%
Aeropuertos Argentina 2000 S.A.:
10.750%, 12–1–20 (C)	4,400	4,444
10.750%, 12–1–20	290	293
Guanay Finance Limited,
6.000%, 12–15–20 (C)	4,500	4,669
TAM Capital 2 Inc.:
9.500%, 1–29–20 (C)	1,800	1,908
9.500%, 1–29–20	300	318

		11,632

Asset Management & Custody Banks – 1.2%
Bhira Investments Limited,
8.500%, 4–27–71	10,100	10,010

Auto Parts & Equipment – 0.8%
Schaeffler Finance B.V.,
7.750%, 2–15–17 (C)	2,500	2,838
Schaeffler Holding Finance B.V.,
6.875%, 8–15–18 (C)(D)	3,772	3,998

		6,836

Automobile Manufacturers – 0.1%
Toyota Motor Credit Corporation,
2.460%, 1–18–15 (E)	1,000	1,012

Automotive Manufacturers – 0.5%
Tenedora Nemak, S.A. de C.V.,
5.500%, 2–28–23 (C)	4,700	4,606

Banking – 0.4%
OJSC Russian Agricultural Bank,
5.100%, 7–25–18 (C)	3,200	3,260

Brewers – 0.4%
SABMiller plc,
5.700%, 1–15–14 (C)	3,000	3,006

Broadcasting – 2.1%
Globo Comunicacoe e Participacoes S.A.:
5.307%, 5–11–22 (C)(E)	3,250	3,364
6.250%, 12–20–49 (E)	9,111	9,494
6.250%, 12–20–49 (C)(E)	4,000	4,168

		17,026

Coal & Consumable Fuels – 2.6%
Indo Energy Finance B.V.,
7.000%, 5–7–18 (C)	7,688	7,765
PT Adaro Indonesia:
7.625%, 10–22–19 (C)	7,125	7,517
7.625%, 10–22–19	6,600	6,963

		22,245

Communications Equipment – 0.1%
BC Luxco 1 S.A.,
7.375%, 1–29–20 (C)	1,000	925

Construction & Engineering – 2.7%
Larsen & Toubro Limited, Convertible,
3.500%, 10–22–14	7,400	7,414
OAS Financial Ltd.,
8.875%, 4–29–49 (E)	3,350	2,965
OAS Investments GmbH,
8.250%, 10–19–19 (C)	2,250	2,199
Odebrecht Drilling Norbe VII/IX Ltd.,
6.350%, 6–30–21 (C)	1,980	2,030
Odebrecht Finance Ltd.,
9.625%, 4–9–14 (C)	6,000	6,141
Odebrecht Offshore Drilling Finance,
6.750%, 10–1–22 (C)	2,191	2,242

		22,991

Construction Materials – 1.2%
CEMEX S.A.B. de C.V.:
9.000%, 1–11–18 (C)	6,050	6,640
7.250%, 1–15–21 (C)	3,750	3,881

		10,521

Consumer Finance – 2.3%
Banco BMG S.A.:
9.150%, 1–15–16	1,200	1,221
9.150%, 1–15–16 (C)	300	305

Banco Latinoamericano de Comercio Exterior, S.A.,
3.750%, 4–4–17 (C)	13,200	13,464
SLM Corporation,
2.735%, 4–1–14 (E)	2,500	2,492
VEB Finance Limited,
5.375%, 2–13–17 (C)	2,125	2,266

		19,748

Diversified Banks – 8.6%
Banco Bradesco S.A.,
4.125%, 5–16–16 (C)	6,800	7,098
Banco Cruzeiro do Sul S.A.,
8.500%, 2–20–15 (C)(F)	7,500	1,725
Banco de Bogota S.A.,
5.000%, 1–15–17 (C)	1,400	1,481
Banco de Credito del Peru,
4.750%, 3–16–16 (C)	8,000	8,400
Banco Santander Brasil, S.A.,
4.500%, 4–6–15 (C)	2,250	2,312
Banco Santander Chile, S.A.,
6.500%, 9–22–20 (G)	CLP4,454,000	8,485
Bancolombia S.A.,
4.250%, 1–12–16	$6,650	6,899
Hongkong and Shanghai Banking Corporation (The),
5.000%, 8–29–49 (E)	2,500	2,528
ICICI Bank Limited:
4.750%, 11–25–16 (C)	2,500	2,606
4.800%, 5–22–19 (C)	1,500	1,509
SB Capital S.A.,
5.499%, 7–7–15	2,000	2,110
State Bank of India:
4.500%, 10–23–14	3,950	4,027
4.125%, 8–1–17 (C)	2,400	2,426
3.250%, 4–18–18 (C)	4,500	4,356
VTB Capital S.A.,
6.000%, 4–12–17 (C)	16,645	17,685

		73,647

Diversified Metals & Mining – 4.2%
Anglo American Capital plc,
9.375%, 4–8–14 (C)	5,000	5,111
Glencore Funding LLC,
6.000%, 4–15–14 (C)	5,970	6,056
Rio Tinto Finance (USA) Limited,
8.950%, 5–1–14	6,750	6,933
Southern Peru Copper Corporation,
6.375%, 7–27–15	1,375	1,475
Suzano Trading Ltd,
5.875%, 1–23–21 (C)	6,750	6,598
Uralkali Finance Limited,
3.723%, 4–30–18 (C)	3,000	2,891
Vedanta Resources plc:
8.750%, 1–15–14 (C)	2,000	2,000
8.750%, 1–15–14	1,650	1,650
6.000%, 1–31–19 (C)	2,700	2,612

		35,326

Electric Utilities – 4.7%
Emgesa S.A. E.S.P.,
8.750%, 1–25–21 (G)	COP20,786,000	11,365
ENEL Finance International S.A.,
3.875%, 10–7–14 (C)	$2,500	2,554
Listrindo Capital B.V.,
6.950%, 2–21–19 (C)	9,200	9,591
Majapahit Holding B.V.,
7.750%, 10–17–16	3,900	4,285
Rural Electrification Corporation Limited,
4.250%, 1–25–16	4,300	4,382
RusHydro Finance Limited,
7.875%, 10–28–15 (G)	RUB212,800	6,438
Tata Electric Companies,
8.500%, 8–19–17	$200	210

		38,825

Food Distributors – 1.5%
Olam International Limited:
5.750%, 9–20–17	3,300	3,110
7.500%, 8–12–20	9,150	8,556
Olam International Limited, Convertible,
6.000%, 10–15–16	1,200	1,185

		12,851

Gas Utilities – 0.3%
Transportadora de Gas del Sur S.A.:
7.875%, 5–14–17 (C)	2,000	1,925
7.875%, 5–14–17	1,015	977

		2,902

Household Appliances – 1.0%
Controladora Mabe, S.A. de C.V.:
6.500%, 12–15–15	4,400	4,576
6.500%, 12–15–15 (C)	4,100	4,264

		8,840

Independent Power Producers & Energy Traders – 1.0%
China Resources Power Holdings Company Limited,
3.750%, 8–3–15	8,650	8,857

Integrated Telecommunication Services – 1.0%
Mobile TeleSystems OJSC,
5.000%, 5–30–23	2,300	2,151
TBG Global Pte. Ltd.,
4.625%, 4–3–18 (C)	4,400	4,256
Verizon Communications Inc.,
3.650%, 9–14–18	2,150	2,275

		8,682

Investment Banking & Brokerage – 0.6%
Morgan Stanley:
3.180%, 5–1–14 (E)	1,000	999
1.000%, 2–11–16 (E)(G)	CNY27,700	4,402

		5,401

Machinery – 0.6%
Rearden G Holdings EINS GmbH,
7.875%, 3–30–20 (C)	$5,150	5,330

Marine – 0.9%
SCF Capital Limited:
5.375%, 10–27–17 (C)	4,000	4,021
5.375%, 10–27–17	3,925	3,945

		7,966

Oil & Gas – 1.0%
Pacific Rubiales Energy Corp.:
5.375%, 1–26–19 (C)	5,900	5,944
7.250%, 12–12–21 (C)	2,250	2,385

		8,329

Oil & Gas Drilling – 1.7%
Lancer Finance Company (SPV) Limited,
5.850%, 12–12–16 (C)	2,280	2,279
Noble Group Limited,
4.875%, 8–5–15	700	728
QGOG Atlantic/Alaskan Rigs Ltd.:
5.250%, 7–30–18 (C)	6,540	6,768
5.250%, 7–30–18	920	952
Schahin II Finance Company (SPV) Limited,
5.875%, 9–25–22 (C)	4,119	3,934

		14,661

Oil & Gas Exploration & Production – 3.9%
Anadarko Petroleum Corporation,
5.750%, 6–15–14	1,000	1,021
Essar Energy Investment Limited, Convertible,
4.250%, 2–1–16	13,500	9,719
Novatek Finance Limited:
5.326%, 2–3–16 (C)	8,200	8,702
7.750%, 2–21–17 (C)(G)	RUB146,000	4,448
Pan American Energy LLC:
7.875%, 5–7–21 (C)	$4,000	4,120
7.875%, 5–7–21	1,650	1,700
Ras Laffan Liquefied Natural Gas Co. Ltd.,
5.500%, 9–30–14 (C)	3,000	3,098

		32,808

Oil & Gas Refining & Marketing – 0.5%
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (C)	3,700	3,941

Oil & Gas Storage & Transportation – 2.9%
Empresas Publicas de Medellin E.S.P.,
8.375%, 2–1–21 (G)	COP18,938,000	10,160
Maritimes & Northeast Pipeline, L.L.C.,
7.500%, 5–31–14 (C)	$5,348	5,465
Midcontinent Express Pipeline LLC,
5.450%, 9–15–14	3,500	3,574
Sunoco Logistics Partners Operations L.P.,
8.750%, 2–15–14	2,500	2,522
TransCapital Limited,
5.670%, 3–5–14 (C)	3,100	3,123

		24,844

Other Diversified Financial Services – 0.3%
MTS International Funding Limited,
5.000%, 5–30–23 (C)	2,400	2,244

Packaged Foods & Meats – 2.9%
BFF International Limited,
7.250%, 1–28–20 (C)	7,900	8,690
Bunge Limited Finance Corp.,
5.350%, 4–15–14	3,550	3,595
JBS Finance II Ltd.,
8.250%, 1–29–18 (C)	7,900	8,295
JBS Investments GmbH. (GTD by JBS S.A. and JBS Hungary Holdings Kft.),
7.750%, 10–28–20 (C)	4,600	4,646

		25,226

Paper Products – 1.9%
Fibria Overseas Finance Ltd.:
7.500%, 5–4–20 (C)	3,589	3,925
6.750%, 3–3–21 (C)	1,800	1,962
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.):
4.750%, 1–19–18 (C)	6,600	6,920
4.375%, 5–15–23 (C)	1,600	1,489
IRSA Inversiones y Representaciones S.A.,
8.500%, 2–2–17	2,000	1,995

		16,291

Precious Metals & Minerals – 0.5%
ALROSA Finance S.A.,
8.875%, 11–17–14	4,000	4,240

Restaurants – 0.7%
Arcos Dorados Holdings, Inc.,
10.250%, 7–13–16 (G)	BRL14,475	5,767

Service – Other – 1.1%
Net Servicos de Comunicacao S.A.,
7.500%, 1–27–20	$8,349	9,100

Steel – 1.3%
ArcelorMittal,
9.500%, 2–15–15	2,250	2,444
Evraz Group S.A.,
7.400%, 4–24–17	2,600	2,707
Steel Capital S.A.,
6.250%, 7–26–16 (C)	5,400	5,751

		10,902

Trading Companies & Distributors – 0.6%
CITIC Resources Finance (2007) Limited,
6.750%, 5–15–14 (C)	4,625	4,683

Wireless Telecommunication Service – 2.4%
America Movil, S.A.B. de C.V.:
5.500%, 3–1–14	3,000	3,022
3.625%, 3–30–15	2,000	2,065
American Tower Corporation,
3.400%, 2–15–19	4,100	4,172

Indosat Palapa Company B.V.,
7.375%, 7–29–20 (C)	1,950	2,116
Vimpel-Communications,
6.493%, 2–2–16 (C)	4,550	4,857
VimpleCom Holdings B.V.,
9.000%, 2–13–18 (C)(G)	RUB120,000	3,648

		19,880

TOTAL CORPORATE DEBT SECURITIES – 65.8%		$558,704
(Cost: $562,646)

OTHER GOVERNMENT SECURITIES
Argentina – 0.6%
Province of Buenos Aires (The),
11.750%, 10–5–15	$5,125	4,971

Brazil – 0.7%
OI S.A.,
9.750%, 9–15–16 (G)	BRL16,500	6,294

Ireland – 0.2%
Russian Railways via RZD Capital Ltd,
8.300%, 4–2–19 (G)	RUB68,000	2,047

Luxembourg – 0.2%
BC Luxco 1 S.A.,
7.375%, 1–29–20	$2,000	1,850

Russia – 0.4%
Russian Federation,
3.500%, 1–16–19 (C)	3,000	3,047

Supranational – 0.6%
Central American Bank for Economic Integration,
3.875%, 2–9–17 (C)	5,300	5,449

Venezuela – 2.1%
Corporacion Andina de Fomento,
3.750%, 1–15–16	16,810	17,477

TOTAL OTHER GOVERNMENT SECURITIES – 4.8%		$41,135
(Cost: $42,834)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.3%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.000%, 5–15–18 (H)	211	17
5.000%, 4–15–19 (H)	4	—	*
5.500%, 3–15–23 (H)	21	2
4.000%, 7–15–23 (H)	3,557	209
4.000%, 2–15–24 (H)	320	24
4.000%, 4–15–24 (H)	1,150	135
5.500%, 10–15–25 (H)	358	51
5.500%, 1–15–33 (H)	129	21
5.500%, 5–15–33 (H)	602	118
6.500%, 7–15–37 (H)	622	121
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
4.500%, 10–1–35	1,237	1,311
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 6–25–22 (H)	699	17
5.500%, 6–25–23 (H)	33	4
5.500%, 12–25–33 (H)	708	67
5.500%, 8–25–35 (H)	479	81
5.500%, 11–25–36 (H)	714	131
Government National Mortgage Association Agency REMIC/CMO:
7.000%, 5–20–33 (H)	848	214
5.000%, 7–20–33 (H)	244	11
5.500%, 11–20–33 (H)	49	3

		2,537

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.3%		$2,537
(Cost: $6,707)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 13.7%
United States Treasury Notes:
1.750%, 7–31–15	35,810	36,645
3.000%, 9–30–16	16,000	17,004
2.375%, 7–31–17	7,100	7,417
3.500%, 5–15–20	7,810	8,418
2.625%, 11–15–20	17,000	17,255
2.125%, 8–15–21	12,700	12,284
1.750%, 5–15–22	19,250	17,770

		116,793

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 13.7%		$116,793
(Cost: $117,015)

SHORT-TERM SECURITIES
Commercial Paper – 4.5%
Bemis Company, Inc.,
0.250%, 1–22–14 (I)	5,000	4,999
Coca-Cola Company (The),
0.070%, 1–8–14 (I)	3,200	3,200
General Mills, Inc.,
0.120%, 1–8–14 (I)	5,000	5,000
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
0.170%, 1–29–14 (I)	5,000	4,999
International Business Machines Corporation,
0.070%, 1–14–14 (I)	4,000	4,000
Kellogg Co.,
0.100%, 1–9–14 (I)	5,742	5,742
St. Jude Medical, Inc.,
0.160%, 1–24–14 (I)	5,000	5,000
Wal-Mart Stores, Inc.,
0.060%, 1–6–14 (I)	5,000	5,000

		37,940

Master Note – 0.3%
Toyota Motor Credit Corporation,
0.091%, 1–7–14 (J)	2,901	2,901

TOTAL SHORT-TERM SECURITIES – 4.8%		$40,841
(Cost: $40,841)

TOTAL INVESTMENT SECURITIES – 98.5%		$837,145
(Cost: $836,884)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.5%		12,407

NET ASSETS – 100.0%		$849,552

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the total value of these securities amounted to $336,968 or 39.7% of net assets.

(D)	Payment-in-kind bonds.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013.

(F)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(G)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CLP - Chilean Peso, CNY - Chinese Yuan Renminbi, COP - Columbian Peso and RUB - Russian Ruble).

(H)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(I)	Rate shown is the yield to maturity at December 31, 2013.

(J)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	Barclays Capital, Inc.	11,891	1-27-14	$—	$506

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$77,135	$—	$—
Corporate Debt Securities	—	530,655	28,049
Other Government Securities	—	41,135	—
United States Government Agency Obligations	—	2,537	—
United States Government Obligations	—	116,793	—
Short-Term Securities	—	40,841	—
Total	$77,135	$731,961	$28,049
Liabilities
Forward Foreign Currency Contracts	$—	$506	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Corporate Debt Securities
Beginning Balance 10-1-13	$16,111
Net realized gain (loss)	1
Net change in unrealized appreciation (depreciation)	(74)
Purchases	—
Sales	(217)
Amortization/Accretion of premium/discount	(15)
Transfers into Level 3 during the period	21,576
Transfers out of Level 3 during the period	(9,333)

Ending Balance 12-31-13	$28,049

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-13	$(74)

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Levels 1 and 2 during the period ended December 31, 2013.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-13	Valuation Technique(s)	Unobservable Input(s)
Assets
Corporate Debt Securities	$28,049	Broker	Broker quotes

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$836,884

Gross unrealized appreciation	29,851
Gross unrealized depreciation	(29,590)

Net unrealized appreciation	$261

SCHEDULE OF INVESTMENTS Government Securities Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value

Agency Obligations – 40.6%
Federal Farm Credit Bank,
2.625%, 3–26–21	$10,500	$10,278
Federal Home Loan Bank:
4.500%, 9–13–19	8,000	8,906
3.625%, 3–12–21	10,000	10,446
3.500%, 7–29–21	13,000	13,431
2.500%, 6–20–22	6,575	6,133
1.750%, 10–26–22	7,900	7,378
2.000%, 2–14–28 (A)	10,000	8,715
Federal Home Loan Mortgage Corporation:
2.000%, 5–21–20	8,200	7,839
5.400%, 3–17–21	9,500	10,381
2.000%, 9–20–21	5,000	4,600
Federal National Mortgage Association:
3.000%, 7–30–19	5,000	5,056
5.450%, 10–18–21	8,250	9,192
1.500%, 4–25–28	5,000	4,333
2.000%, 6–14–32 (A)	10,000	8,633
Overseas Private Investment Corporation (GTD by United States Government),
5.142%, 12–15–23	6,296	6,951

		122,272

Mortgage-Backed Obligations – 42.5%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.000%, 4–15–18	3,950	4,228
5.000%, 5–15–19	2,727	2,920
5.000%, 5–15–23	3,575	3,919
4.500%, 6–15–27	693	716
4.500%, 5–15–32	1,568	1,621
4.000%, 10–15–35	2,135	2,206
3.000%, 10–15–36	7,983	7,997
4.000%, 11–15–36	1,420	1,492
4.500%, 9–15–37	1,538	1,592
4.500%, 8–15–39	2,502	2,643
2.500%, 12–15–41	4,376	4,343
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.186%, 12–25–20	4,000	4,279
6.000%, 7–1–22	528	576
5.000%, 6–1–23	795	858
4.000%, 7–1–25	1,995	2,107
4.500%, 5–1–31	3,532	3,804
3.000%, 1–1–33	6,964	6,757
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 6–25–18	2,739	2,917
3.500%, 8–25–33	996	1,034
4.000%, 3–25–39	617	647
2.000%, 4–25–39	5,452	5,254
4.000%, 5–25–39	1,122	1,165
3.000%, 11–25–39	1,178	1,210
4.500%, 6–25–40	1,377	1,482
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
2.790%, 11–1–18	8,150	8,438
2.580%, 5–1–19	6,989	7,130
4.500%, 9–1–19	1,060	1,127
5.380%, 11–1–20	2,233	2,338
4.375%, 6–1–21	7,683	8,340
5.500%, 10–1–21	1,867	2,038
5.000%, 9–1–22	2,156	2,319
5.500%, 11–1–22	734	801
3.500%, 8–1–26	4,387	4,595
3.000%, 9–1–28	4,965	5,025

4.000%, 12–1–31	3,610	3,759
5.500%, 12–1–34	1,356	1,493
6.000%, 4–1–39	1,604	1,774
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 4–16–39	930	997
2.500%, 9–20–40	7,746	7,682
2.000%, 3–16–42	4,791	4,624
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2002-3 Class G,
6.000%, 2–15–30	578	591

		128,838

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 83.1%		$251,110
(Cost: $257,399)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 13.3%
United States Treasury Bonds,
9.000%, 11–15–18	10,000	13,448
United States Treasury Notes:
3.625%, 8–15–19 (B)	15,000	16,331
3.125%, 5–15–21	10,000	10,409

		40,188

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 13.3%		$40,188
(Cost: $37,377)

SHORT-TERM SECURITIES
Commercial Paper – 2.9%
Federal Home Loan Bank:
0.030%, 1–16–14 (C)	3,660	3,660
0.030%, 1–24–14 (C)	950	950
0.060%, 2–12–14 (C)	1,766	1,766
0.060%, 2–14–14 (C)	900	900
0.050%, 2–28–14 (C)	1,400	1,400
Freddie Mac Discount Notes,
0.020%, 1–13–14 (C)	100	100

		8,776

United States Government Agency Obligations – 0.4%
Overseas Private Investment Corporation (GTD by United States Government):
0.120%, 1–7–14 (D)	949	957
0.120%, 1–7–14 (D)	323	323

		1,280

TOTAL SHORT-TERM SECURITIES – 3.3%		$10,056
(Cost: $10,047)

TOTAL INVESTMENT SECURITIES – 99.7%		$301,354
(Cost: $304,823)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		784

NET ASSETS – 100.0%		$302,138

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013.

(B)	All or a portion of the security position has been pledged as collateral on open futures contracts.

(C)	Rate shown is the yield to maturity at December 31, 2013.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date that the variable rate resets.

The following futures contracts were outstanding at December 31, 2013 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation
U.S. Treasury Long Bond	Short	3-31-14	268	$(34,388)	$590

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
United States Government Agency Obligations	$—	$251,110	$—
United States Government Obligations	—	40,188	—
Short-Term Securities	—	10,056	—
Total	$—	$301,354	$—
Futures Contracts	$590	$—	$—

There were no transfers between any levels during the period ended December 31, 2013.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$304,823

Gross unrealized appreciation	5,515
Gross unrealized depreciation	(8,984)

Net unrealized depreciation	$(3,469)

SCHEDULE OF INVESTMENTS High Income Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares		Value

Casinos & Gaming – 0.0%
New Cotai Participation Corp, Class B (A)	—	*	$123

Consumer Finance – 0.2%
JGWPT Holdings Inc., Class A (A)	273		4,754

Gas Utilities – 0.0%
Suburban Propane Partners, L.P.	19		872

Oil & Gas Storage & Transportation – 0.2%
Crestwood Midstream Partners LP	74		1,851
Inergy, L.P.	172		2,380

			4,231

Railroads – 0.2%
Kansas City Southern	27		3,368

Trading Companies & Distributors – 0.3%
HD Supply Holdings, Inc. (A)	240		5,762

TOTAL COMMON STOCKS – 0.9%			$19,110
(Cost: $13,012)

PREFERRED STOCKS
Consumer Finance – 0.3%
Ally Financial Inc., 8.125%	128		3,423
Ally Financial Inc., 8.500%	102		2,748

			6,171

Steel – 0.1%
ArcelorMittal, 6.000% Convertible	97		2,511

TOTAL PREFERRED STOCKS – 0.4%			$8,682
(Cost: $8,019)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC, Expires 5–15–18 (B)	7		850

TOTAL WARRANTS – 0.0%			$850
(Cost: $408)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 1.0%
Silver II Borrower SCA and Silver II US Holdings,
7.750%, 12–15–20 (C)	$14,385		15,248
TransDigm Group, Inc.:
5.500%, 10–15–20	2,185		2,136
7.500%, 7–15–21	4,296		4,618

			22,002

Agricultural Products – 0.8%
American Seafoods Group LLC,
10.750%, 5–15–16 (C)	8,692		8,996
ASG Consolidated LLC,
15.000%, 5–15–17 (C)(D)	11,317		9,308

			18,304

Air Freight & Logistics – 1.0%
TRAC Intermodal LLC and TRAC Intermodal Corp.,
11.000%, 8–15–19	18,440		21,068

Airlines – 0.3%
United Continental Holdings, Inc. (GTD by United Air Lines, Inc.):
6.000%, 7–15–26	3,500	3,010
6.000%, 7–15–28	3,500	2,949

		5,959

Alternative Carriers – 0.8%
Level 3 Communications, Inc.,
8.875%, 6–1–19	2,466	2,694
Level 3 Communications, Inc. and Level 3 Financing, Inc.,
7.000%, 6–1–20	12,173	12,904
Level 3 Financing, Inc.,
6.125%, 1–15–21 (C)	1,720	1,737

		17,335

Aluminum – 0.3%
Wise Metals Group LLC,
8.750%, 12–15–18 (C)	5,357	5,638

Application Software – 0.3%
ACI Worldwide, Inc.,
6.375%, 8–15–20 (C)	6,595	6,892

Auto Parts & Equipment – 2.5%
Affinia Group Intermediate Holdings Inc.,
7.750%, 5–1–21	1,535	1,612
IDQ Acquisition Corp.,
14.000%, 10–1–17 (C)(D)	8,407	8,575
IDQ Holdings, Inc.,
11.500%, 4–1–17 (C)	16,207	16,855
Schaeffler Finance B.V.,
4.750%, 5–15–21 (C)	2,846	2,839
Schaeffler Holding Finance B.V.:
6.875%, 8–15–18 (C)(D)(E)	EUR8,458	12,450
6.875%, 8–15–18 (C)(D)	$11,083	11,748

		54,079

Automobile Manufacturers – 0.5%
General Motors Co.:
4.875%, 10–2–23 (C)	2,341	2,370
6.250%, 10–2–43 (C)	3,902	4,053
Jaguar Land Rover plc,
5.625%, 2–1–23 (C)	5,542	5,542

		11,965

Automotive Retail – 0.4%
Sonic Automotive, Inc.,
5.000%, 5–15–23	9,209	8,633

Banking – 0.2%
Barclays plc,
8.250%, 12–29–49 (F)	3,311	3,419

Broadcasting – 1.3%
Cumulus Media Inc.,
7.750%, 5–1–19	4,630	4,885
WideOpenWest Finance, LLC and WideOpenWest Capital Corp.:
10.250%, 7–15–19	13,075	14,513
13.375%, 10–15–19	7,606	8,804

		28,202

Building Products – 2.2%
CPG Merger Sub LLC,
8.000%, 10–1–21 (C)	6,986	7,265
HD Supply, Inc.:
7.500%, 7–15–20	8,649	9,319
11.500%, 7–15–20	13,791	16,464
Ply Gem Industries, Inc.,
8.250%, 2–15–18 (C)	10,488	11,012
USG Corporation,
5.875%, 11–1–21 (C)	6,811	7,083

		51,143

Cable & Satellite – 1.5%
Cablevision Systems Corporation,
5.875%, 9–15–22	11,820	11,317
CCO Holdings, LLC and CCO Holdings Capital Corp.,
5.750%, 1–15–24	7,871	7,438
DISH DBS Corporation:
6.750%, 6–1–21	4,164	4,414
5.000%, 3–15–23	1,582	1,475
LYNX I Corp.,
5.375%, 4–15–21 (C)	2,020	2,020
LYNX II Corp.,
6.375%, 4–15–23 (C)	606	617
Nara Cable Funding Limited,
8.875%, 12–1–18 (C)	1,662	1,787
WaveDivision Escrow LLC and WaveDivision Escrow Corp.,
8.125%, 9–1–20 (C)	3,178	3,369

		32,437

Casinos & Gaming – 0.4%
Chester Downs and Marina, LLC,
9.250%, 2–1–20 (C)	1,215	1,218
MCE Finance Limited,
5.000%, 2–15–21 (C)	7,540	7,352

		8,570

Commodity Chemicals – 0.7%
Orion Engineered Carbons Holdings GmbH,
9.250%, 8–1–19 (C)(D)	13,707	14,324

Communications Equipment – 1.0%
Eagle Midco, Inc.,
9.000%, 6–15–18 (C)(D)	20,330	21,194

Construction Materials – 1.0%
Headwaters Incorporated:
7.250%, 1–15–19 (C)	2,976	3,058
7.625%, 4–1–19	1,627	1,753
Headwaters Incorporated, Convertible,
8.750%, 2–1–16	7,102	7,706
Hillman Group, Inc. (The),
10.875%, 6–1–18	8,536	9,218

		21,735

Consumer Finance – 2.7%
Creditcorp,
12.000%, 7–15–18 (C)	10,640	10,534
General Motors Financial Company, Inc.,
4.250%, 5–15–23 (C)	2,356	2,241
MISA Investments Limited,
8.625%, 8–15–18 (C)	10,974	11,358
Speedy Cash Intermediate Holdings Corp.,
10.750%, 5–15–18 (C)	11,159	11,745
Speedy Group Holdings Corp.,
12.000%, 11–15–17 (C)	4,107	4,271
TransUnion LLC and TransUnion Financing Corporation,
9.625%, 6–15–18 (D)	18,543	19,933

		60,082

Containers – 0.4%
BOE Merger Corporation,
9.500%, 11–1–17 (C)(D)	7,380	7,841

Data Processing & Outsourced Services – 1.2%
Alliance Data Systems Corporation,
6.375%, 4–1–20 (C)	19,115	20,023
Bankrate, Inc.,
6.125%, 8–15–18 (C)	5,510	5,730

		25,753

Distillers & Vintners – 0.5%
Constellation Brands, Inc.:
3.750%, 5–1–21	3,147	2,958
4.250%, 5–1–23	7,973	7,435

		10,393

Distributors – 0.3%
LKQ Corporation,
4.750%, 5–15–23 (C)	6,512	6,056

Diversified Banks – 0.5%
Bank of America Corporation:
8.000%, 12–29–49 (F)	9,050	10,027
8.125%, 12–29–49 (F)	1,499	1,677

		11,704

Diversified Capital Markets – 0.8%
Patriot Merger Corp.,
9.000%, 7–15–21 (C)	17,030	17,882

Diversified Metals & Mining – 1.2%
American Gilsonite Holding Company,
11.500%, 9–1–17 (C)	8,864	8,509
Crystal Merger Sub, Inc.,
7.625%, 10–15–21 (C)	1,720	1,828
FMG Resources Pty Ltd.,
6.875%, 4–1–22 (C)	17,168	18,713

		29,050

Diversified Support Services – 0.4%
Nexeo Solutions, LLC,
8.375%, 3–1–18	9,445	9,374

Education Services – 1.9%
Laureate Education, Inc.,
9.250%, 9–1–19 (C)	38,589	41,966

Electric Utilities – 0.3%
Alliant Holdings,
7.875%, 12–15–20 (C)	6,654	6,987

Electronic Components – 0.5%
WireCo WorldGroup Inc.,
9.500%, 5–15–17	10,288	10,661

Electronic Manufacturing Services – 0.7%
KEMET Corporation,
10.500%, 5–1–18	16,257	16,054

Finance – 2.0%
Abengoa Finance SAU,
7.750%, 2–1–20 (C)	10,593	10,911
Stearns Holdings Inc.,
9.375%, 8–15–20 (C)	9,611	9,803
TMX Finance LLC and TitleMax Finance Corporation,
8.500%, 9–15–18 (C)	22,249	23,695

		44,409

Food Distributors – 2.0%
Darling Escrow Corporation,
5.375%, 1–15–22 (C)	3,344	3,369
Hawk Acquisition Sub, Inc.,
4.250%, 10–15–20 (C)	3,818	3,694
Michael Foods Holding, Inc.,
8.500%, 7–15–18 (C)(D)	5,933	6,274
Simmons Foods, Inc.,
10.500%, 11–1–17 (C)	11,793	12,530
Sun Merger Sub, Inc.,
5.875%, 8–1–21 (C)	3,267	3,349
Viskase Companies, Inc.,
9.875%, 1–15–18 (C)	15,997	16,816

		46,032

Food Retail – 0.3%
Pantry, Inc., (The),
8.375%, 8–1–20	5,182	5,506

Gaming – 1.7%
Gateway Casinos & Entertainment Limited,
8.500%, 11–26–20 (C)(E)	CAD2,931	2,770
Isle of Capri Casinos, Inc.,
5.875%, 3–15–21	$1,173	1,152
New Cotai, LLC and New Cotai Capital Corp.,
10.625%, 5–1–19 (C)(D)	19,656	20,149
Pinnacle Entertainment, Inc. and PNK Finance Corp.,
6.375%, 8–1–21 (C)	3,662	3,744
Wynn Macau, Limited,
5.250%, 10–15–21 (C)	8,767	8,778

		36,593

Health Care Equipment – 0.7%
DJO Finance LLC and DJO Finance Corporation,
9.750%, 10–15–17	2,580	2,625
VWR Funding, Inc.,
7.250%, 9–15–17	11,352	12,175

		14,800

Health Care Facilities – 3.4%
Capsugel S.A.,
7.000%, 5–15–19 (C)(D)	3,441	3,506
Chiron Merger Sub, Inc.,
12.500%, 11–1–19	4,189	4,713
ConvaTec Finance International S.A.,
8.250%, 1–15–19 (C)(D)	16,836	17,235
Physio-Control International, Inc.,
9.875%, 1–15–19 (C)	5,400	6,048
Tenet Healthcare Corporation:
6.750%, 2–1–20	6,592	6,757
6.000%, 10–1–20 (C)	7,009	7,316
8.125%, 4–1–22	17,022	18,340
6.875%, 11–15–31	13,861	12,059

		75,974

Health Care Services – 2.1%
MedImpact Holdings, Inc.,
10.500%, 2–1–18 (C)	25,322	27,791
Truven Health Analytics,
10.625%, 6–1–20	16,220	18,349

		46,140

Health Care Supply – 0.1%
Alere Inc.,
6.500%, 6–15–20	2,253	2,304

Home Furnishings – 0.7%
Empire Today, LLC and Empire Today Finance Corp.,
11.375%, 2–1–17 (C)	15,851	15,772

Hotels & Gaming – 0.9%
Hilton Worldwide Finance, LLC,
5.625%, 10–15–21 (C)	18,815	19,521

Hotels, Resorts & Cruise Lines – 0.3%
Ryman Hospitality Properties, Inc.,
5.000%, 4–15–21	5,952	5,878

Industrial – Other – 0.1%
MasTec, Inc.,
4.875%, 3–15–23	2,163	2,044

Industrial Conglomerates – 0.4%
WESCO Distribution, Inc.,
5.375%, 12–15–21 (C)	8,099	8,099

Industrial Machinery – 0.2%
Dynacast International LLC and Dynacast Finance Inc.,
9.250%, 7–15–19	3,303	3,642

Internet Software & Services – 0.1%
IAC/InterActiveCorp,
4.750%, 12–15–22	2,415	2,252

Investment Banking & Brokerage – 0.5%
GFI Group Inc.,
9.625%, 7–19–18	9,873	10,243

IT Consulting & Other Services – 0.6%
Flextronics International Ltd.,
5.000%, 2–15–23	6,327	5,932
SRA International, Inc. and Sterling Merger, Inc.,
11.000%, 10–1–19	6,206	6,454

		12,386

Leasing – 0.3%
Flexi-Van Leasing, Inc.,
7.875%, 8–15–18 (C)	6,703	7,105

Leisure Facilities – 1.0%
Palace Entertainment Holdings, LLC,
8.875%, 4–15–17 (C)	10,148	10,149
Regal Entertainment Group,
5.750%, 2–1–25	7,124	6,714
Viking Cruises, Ltd.,
8.500%, 10–15–22 (C)	5,134	5,801

		22,664

Metal & Glass Containers – 1.8%
BlueScope Steel (Finance) Limited and BlueScope Steel Finance (USA) LLC,
7.125%, 5–1–18 (C)	10,778	11,290
BOE Intermediate Holding Corporation,
9.000%, 11–1–17 (C)(D)	3,967	4,135
Consolidated Container Company LLC and Consolidated Container Capital, Inc.,
10.125%, 7–15–20 (C)	23,752	25,297

		40,722

Movies & Entertainment – 0.3%
AMC Entertainment Holdings, Inc.,
9.750%, 12–1–20	2,062	2,358
Carmike Cinemas, Inc.,
7.375%, 5–15–19	3,876	4,225

		6,583

Oil & Gas Equipment & Services – 0.6%
Brand Energy & Infrastructure Services,
8.500%, 12–1–21 (C)	7,242	7,359
Global Geophysical Services, Inc.:
10.500%, 5–1–17	7,498	5,641

		13,000

Oil & Gas Exploration & Production – 0.5%
Chesapeake Energy Corporation,
5.750%, 3–15–23	5,494	5,658
Sabine Pass Liquefaction, LLC:
5.625%, 2–1–21 (C)	4,106	4,014
5.625%, 4–15–23 (C)	1,339	1,252

		10,924

Oil & Gas Refining & Marketing – 3.8%
Energy Partners Ltd.,
8.250%, 2–15–18	18,274	19,645
EP Energy,
9.375%, 5–1–20	4,802	5,540
EP Energy LLC and Everest Acquisition Finance Inc.,
7.750%, 9–1–22	1,591	1,782
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (C)	18,430	19,628
Offshore Group Investment Limited:
7.500%, 11–1–19	12,750	13,866
7.125%, 4–1–23	4,652	4,745
Samson Investment Company,
10.500%, 2–15–20 (C)(F)	8,675	9,456
Shelf Drilling Holdings, Ltd.,
8.625%, 11–1–18 (C)	9,417	10,170

		84,832

Oil Services – 1.1%
Foresight Energy LLC and Foresight Energy Finance Corporation,
7.875%, 8–15–21 (C)	7,797	8,012
SESI, LLC,
7.125%, 12–15–21	5,707	6,363
Whiting Petroleum Corporation:
5.000%, 3–15–19	4,410	4,509
5.750%, 3–15–21	4,431	4,586

		23,470

Packaged Foods & Meats – 0.3%
Bumble Bee Foods, LLC,
9.625%, 3–15–18 (C)(D)	6,825	7,200

Paper & Forest Products – 0.2%
Exopack Holdings S.A.,
7.875%, 11–1–19 (C)	2,080	2,122
Neenah Paper, Inc.,
5.250%, 5–15–21 (C)	2,000	1,945

		4,067

Paper Packaging – 0.9%
Beverage Packaging Holdings II Issuer Inc. and Beverage Packaging Holdings (Luxembourg) II S.A.:
5.625%, 12–15–16 (C)	1,512	1,542
6.000%, 6–15–17 (C)	2,598	2,630
Reynolds Group Holdings Limited:
9.000%, 4–15–19	10,190	10,929
9.875%, 8–15–19	2,193	2,440
8.250%, 2–15–21	1,632	1,742

		19,283

Pharmaceuticals – 1.3%
Forest Laboratories, Inc.,
5.000%, 12–15–21 (C)	20,639	20,716
Jaguar Holding Co I,
9.375%, 10–15–17 (C)(D)	68	72
Salix Pharmaceuticals, Ltd.,
6.000%, 1–15–21 (C)	6,627	6,793

		27,581

Precious Metals & Minerals – 0.4%
Prince Mineral Holding Corp,
11.500%, 12–15–19 (C)	8,039	8,943

Property & Casualty Insurance – 0.5%
Onex USI Acquisition Corp.,
7.750%, 1–15–21 (C)	10,534	10,771

Real Estate Investment Trust – 0.2%
CBRE Services, Inc.,
5.000%, 3–15–23	3,947	3,794

Restaurants – 1.5%
Carrols Restaurant Group, Inc.,
11.250%, 5–15–18	8,505	9,653
Dave & Buster’s, Inc.,
0.000%, 2–15–16 (C)(G)	26,665	21,866
NPC International, Inc.,
10.500%, 1–15–20	467	539

		32,058

Retail Stores – 3.8%
Bon-Ton Stores, Inc. (The),
8.000%, 6–15–21	12,691	12,786
Central Garden & Pet Company,
8.250%, 3–1–18	8,176	7,951
Chinos Intermediate Holdings A, Inc.,
7.750%, 5–1–19 (C)(D)	5,126	5,241
Hot Topic, Inc.,
9.250%, 6–15–21 (C)	5,518	5,780
Jo-Ann Stores Holdings, Inc.,
9.750%, 10–15–19 (C)(D)	24,622	25,761
Jo-Ann Stores, Inc.,
8.125%, 3–15–19 (C)	675	706
Michaels FinCo Holdings, LLC,
7.500%, 8–1–18 (C)(D)	13,000	13,520
Neiman Marcus Group LTD Inc.,
8.000%, 10–15–21 (C)	5,228	5,463
PC Nextco Holdings, LLC and PC Nextco Finance, Inc.,
8.750%, 8–15–19 (C)(D)	5,028	5,160
PETCO Holdings Inc,
8.500%, 10–15–17 (C)(D)	3,761	3,836

		86,204

Satellite – 0.4%
Sirius XM Radio Inc.:
5.875%, 10–1–20 (C)	4,984	5,084
4.625%, 5–15–23 (C)	3,438	3,111

		8,195

Semiconductor Equipment – 0.1%
Photronics, Inc., Convertible,
3.250%, 4–1–16	975	1,120

Specialized Consumer Services – 2.7%
Ancestry.com Holdings LLC,
9.625%, 10–15–18 (C)(D)	3,928	4,065
B-Corp Merger Sub, Inc.,
8.250%, 6–1–19	18,431	18,384
Carlson Wagonlit B.V.:
6.875%, 6–15–19 (C)	9,858	10,228
7.500%, 6–15–19 (C)(E)	EUR8,660	12,867

Emdeon, Inc.,
11.000%, 12–31–19	$6,571	7,590
Nielsen Finance,
5.500%, 10–1–21 (C)	7,936	8,055

		61,189

Specialized Finance – 1.5%
CNG Holdings, Inc.,
9.375%, 5–15–20 (C)	1,989	1,830
Consolidated Communications Finance Co.,
10.875%, 6–1–20	8,290	9,554
International Lease Finance Corporation:
5.875%, 4–1–19	4,185	4,457
4.625%, 4–15–21	1,091	1,042
5.875%, 8–15–22	5,766	5,752
WM Holdings Finance Corp.,
13.750%, 10–1–19	8,505	10,121

		32,756

Specialized REITs – 1.1%
CNL Lifestyles Properties, Inc.,
7.250%, 4–15–19	22,832	23,517

Specialty Stores – 1.0%
New Academy Finance Co LLC,
8.000%, 6–15–18 (C)(D)	11,937	12,236
Spencer Spirit Holdings, Inc.,
9.000%, 5–1–18 (C)(D)	8,743	8,896

		21,132

Steel – 0.2%
Severstal Columbus LLC,
10.250%, 2–15–18	4,300	4,558

Technology – 1.2%
Artesyn Escrow, Inc.,
9.750%, 10–15–20 (C)	5,185	5,444
J2 Global, Inc.,
8.000%, 8–1–20	7,183	7,758
NCR Escrow Corp.:
5.875%, 12–15–21 (C)	5,755	5,863
6.375%, 12–15–23 (C)	5,429	5,544
Trulia, Inc., Convertible,
2.750%, 12–15–20 (C)	335	406
VeriSign, Inc.,
4.625%, 5–1–23	2,835	2,707

		27,722

Technology Distributors – 1.2%
Sophia, L.P. and Sophia Finance, Inc.:
9.625%, 12–1–18 (C)(D)	8,491	8,746
9.750%, 1–15–19 (C)	16,742	18,541

		27,287

Telecommunications – 0.0%
Windstream Corp.,
7.750%, 10–15–20	923	980

Textiles – 0.3%
Quiksilver, Inc. and QS Wholesale, Inc.:
7.875%, 8–1–18 (C)	2,736	2,969
10.000%, 8–1–20	3,648	4,122

		7,091

Thrifts & Mortgage Finance – 0.9%
Provident Funding Associates, L.P. and PFG Finance Corp.:
10.125%, 2–15–19 (C)	6,532	7,120
6.750%, 6–15–21 (C)	12,395	12,333

		19,453

Tobacco – 0.6%
Prestige Brands, Inc.,
5.375%, 12–15–21 (C)	7,733	7,811
Sun Products Corporation,
7.750%, 3–15–21 (C)	5,130	4,514

		12,325

Wireless – 2.5%
Sprint Corporation:
7.250%, 9–15–21 (C)	7,863	8,443
7.875%, 9–15–23 (C)	7,863	8,453
7.125%, 6–15–24 (C)	22,286	22,619

T–Mobile USA, Inc.:
6.464%, 4–28–19	3,426	3,640
6.542%, 4–28–20	3,426	3,649
6.633%, 4–28–21	1,667	1,759
6.125%, 1–15–22	2,333	2,374
6.731%, 4–28–22	685	714
6.836%, 4–28–23	685	711
6.500%, 1–15–24	3,033	3,071

		55,433

Wireless Telecommunication Service – 0.4%
Digicel Group Limited,
8.250%, 9–30–20 (C)	8,025	8,316

TOTAL CORPORATE DEBT SECURITIES – 76.3%		$1,678,572
(Cost: $1,617,251)

LOANS
Apparel Retail – 0.9%
True Religion Apparel, Inc.:
5.875%, 7–29–19 (D)(F)	15,612	14,805
11.000%, 1–29–20 (F)	4,764	4,550

		19,355

Application Software – 2.1%
Misys plc and Magic Newco, LLC:
0.000%, 6–12–19 (F)	7,615	8,729
12.000%, 6–12–19 (F)	32,879	37,687

		46,416

Auto Parts & Equipment – 0.2%
Direct ChassisLink, Inc.,
8.500%, 11–7–19 (F)	4,118	4,114

Casinos & Gaming – 0.3%
Centaur Acquisition, LLC,
8.750%, 1–31–20 (F)	2,504	2,567
Gateway Casinos & Entertainment Ltd.,
5.647%, 11–4–19 (E)(F)	CAD3,263	3,064

		5,631

Chemicals – 0.2%
Al Chem & Cy S.C.A.,
8.250%, 3–12–20 (F)	$4,606	4,718

Construction Materials – 0.7%
Continental Building Products, LLC:
4.750%, 8–15–20 (F)	9,461	9,456
8.750%, 2–15–21 (F)	5,058	5,058

		14,514

Diversified Support Services – 1.7%
Advantage Sales & Marketing, Inc.,
8.250%, 6–18–18 (F)	18,227	18,421
Brickman Group, Ltd. (The):
0.000%, 12–11–20 (F)	5,027	5,046
0.000%, 12–11–21 (F)	1,676	1,711
Omnitracs, Inc.:
0.000%, 10–29–20 (F)	2,295	2,295
0.000%, 4–29–21 (F)	1,530	1,531
Sprint Industrial Holdings, LLC:
7.000%, 4–23–19 (F)	7,962	8,022
11.250%, 4–23–19 (F)	2,636	2,649

		39,675

Environmental & Facilities Services – 0.1%
Filtration Group Corporation,
0.000%, 11–15–21 (F)	1,364	1,393

Food Distributors – 0.3%
Performance Food Group, Inc.,
6.250%, 11–17–19 (F)	6,255	6,283

Food Retail – 0.6%
Focus Brands, Inc.:
10.250%, 8–21–18 (F)	13,764	14,005

General Merchandise Stores – 0.7%
BJ’s Wholesale Club, Inc.:
4.500%, 9–26–19 (F)	2,413	2,425
0.000%, 3–31–20 (F)	3,360	3,423
8.500%, 3–31–20 (F)	5,972	6,085

Hudson’s Bay Company,
8.250%, 10–7–21 (F)	3,947	4,075

		16,008

Health Care Supplies – 0.5%
Sage Products Holdings III, LLC,
9.250%, 6–13–20 (F)	11,579	11,811

Health Care Technology – 1.2%
Carestream Health, Inc.,
9.500%, 12–5–19 (F)	13,456	13,692
Merge Healthcare, Inc.,
6.000%, 4–1–19 (F)	5,862	5,452
Vitera Healthcare Solutions, LLC:
6.000%, 10–4–20 (F)	4,305	4,283
9.250%, 10–4–21 (F)	2,583	2,596

		26,023

Hotels & Gaming – 0.4%
Hilton Worldwide Finance, LLC:
0.000%, 9–23–20 (F)	4,320	4,352
3.750%, 9–23–20 (F)	3,947	3,977

		8,329

Hotels, Resorts & Cruise Lines – 0.1%
Four Seasons Hotels Limited,
6.250%, 12–13–20 (F)	2,186	2,235

Independent Power Producers & Energy Traders – 1.0%
Alinta Energy Finance PTY Limited:
6.375%, 8–7–19 (F)	7,305	7,311
0.000%, 8–13–19 (F)	479	479
Texas Competitive Electric Holdings Company, LLC:
4.668%, 10–10–17 (F)	2,435	1,682
4.739%, 10–10–17 (F)	17,104	11,813

		21,285

Industrial Conglomerates – 0.4%
Crosby Worldwide Limited:
4.000%, 11–7–20 (F)	3,431	3,432
7.000%, 11–7–21 (F)	5,573	5,652

		9,084

Internet Software & Services – 0.2%
W3 Co.,
9.250%, 8–21–20 (F)	3,342	3,358

IT Consulting & Other Services – 1.4%
Active Network, Inc. (The):
5.500%, 11–7–20 (F)	8,255	8,286
9.500%, 11–7–21 (F)	8,668	8,798
Digital Insight Corporation:
4.750%, 10–11–19 (F)	1,188	1,188
8.750%, 10–11–20 (F)	509	519
Triple Point Group Holdings, Inc.:
5.250%, 7–11–20 (F)	8,204	7,302
9.250%, 7–11–21 (F)	6,665	5,599

		31,692

Leisure Facilities – 0.3%
Northfield Park Associates LLC:
0.000%, 11–9–18 (F)	3,826	3,845
9.000%, 11–9–18 (F)	2,047	2,057

		5,902

Metal & Glass Containers – 1.0%
Evergreen Tank Solution, Inc.,
9.500%, 9–11–18 (F)	10,028	9,979
KIK Custom Products, Inc.:
0.000%, 5–23–19 (F)	8,225	8,086
0.000%, 11–17–19 (F)	3,566	3,584
0.000%, 11–23–19 (F)	1,334	1,341

		22,990

Movies & Entertainment – 1.4%
Formula One Holdings Ltd. and Alpha Topco Limited,
9.250%, 10–16–19 (F)	26,358	27,446
Yonkers Racing Corporation,
8.750%, 7–22–20 (F)	4,727	4,680

		32,126

Oil & Gas Exploration & Production – 0.2%
Chesapeake Energy Corporation,
5.750%, 12–2–17 (F)	1,411	1,439
Sabine Oil & Gas LLC,
8.750%, 12–31–18 (F)	3,609	3,641

		5,080

Oil & Gas Refining & Marketing – 1.8%
Fieldwood Energy, LLC,
8.375%, 9–30–20 (F)	14,120	14,402
Offshore Group Investment Limited,
5.750%, 3–28–19 (F)	1,985	2,007
Samson Investment Company,
5.000%, 9–25–18 (F)	5,264	5,277
Shelf Drilling Midco, Ltd.,
10.000%, 10–7–18 (D)(F)	16,537	16,744

		38,430

Oil & Gas Storage & Transportation – 0.3%
Bowie Resources Holdings, LLC:
6.750%, 8–9–20 (F)	3,852	3,862
11.750%, 2–15–21 (F)	3,901	3,803

		7,665

Paper Packaging – 0.5%
FPC Holdings, Inc.,
9.250%, 5–16–20 (F)	7,863	7,476
Ranpak Corp.,
8.500%, 4–10–20 (F)	2,836	2,907

		10,383

Research & Consulting Services – 0.9%
AlixPartners, LLP,
9.000%, 7–2–21 (D)(F)	7,261	7,394
Larchmont Resources, LLC,
8.250%, 8–1–19 (F)	11,408	11,550

		18,944

Retail Stores – 0.2%
Neiman Marcus Group LTD Inc.:
5.000%, 10–18–20 (F)	3,321	3,359

Specialized Finance – 0.4%
Orchard Acquisition Company, LLC,
7.000%, 2–4–19 (F)	7,889	7,968

Specialty Chemicals – 0.2%
Chromaflo Technologies Corporation:
4.500%, 11–20–19 (F)	1,634	1,633
8.250%, 5–20–20 (F)	3,098	3,113

		4,746

TOTAL LOANS – 20.2%		$443,522
(Cost: $438,249)

SHORT-TERM SECURITIES
Commercial Paper – 2.8%
Bemis Company, Inc.,
0.250%, 1–22–14 (H)	4,000	3,999
Enbridge Inc.,
0.290%, 1–27–14 (H)	10,000	9,998
Exxon Mobil Corporation,
0.020%, 1–6–14 (H)	5,000	5,000
General Mills, Inc.,
0.150%, 1–15–14 (H)	5,000	5,000
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
0.270%, 2–10–14 (H)	7,500	7,498
Kellogg Co.,
0.130%, 1–8–14 (H)	5,000	5,000
McCormick & Co. Inc.,
0.100%, 1–2–14 (H)	2,027	2,027
Mondelez International, Inc.,
0.250%, 1–23–14 (H)	5,000	4,999
Virginia Electric and Power Company:
0.260%, 1–9–14 (H)	10,000	9,999
0.270%, 1–21–14 (H)	7,500	7,499

		61,019

Master Note – 0.0%
Toyota Motor Credit Corporation,
0.091%, 1–7–14 (I)	371	371

TOTAL SHORT-TERM SECURITIES – 2.8%	$61,390
(Cost: $61,391)

TOTAL INVESTMENT SECURITIES – 100.6%	$2,212,126
(Cost: $2,138,330)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.6%)	(14,238)

NET ASSETS – 100.0%	$2,197,888

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the total value of these securities amounted to $1,066,633 or 48.5% of net assets.

(D)	Payment-in-kind bonds.

(E)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD - Canadian Dollar and EUR - Euro).

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013.

(G)	Zero coupon bond.

(H)	Rate shown is the yield to maturity at December 31, 2013.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Morgan Stanley International	18,145	1-27-14	$—	$520

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$18,987	$—	$123
Preferred Stocks	8,682	—	—
Warrants	—	—	850
Corporate Debt Securities	—	1,622,587	55,985
Senior Loans	—	303,986	139,536
Short-Term Securities	—	61,390	—
Total	$27,669	$1,987,963	$196,494
Liabilities
Forward Foreign Currency Contracts	$—	$520	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Warrants	Corporate Debt Securities	Loans
Beginning Balance 10-1-13	$121	$—	$51,283	$104,639
Net realized gain (loss)	—	—	—	2
Net change in unrealized appreciation (depreciation)	2	—	1,733	315
Purchases	—	—	1,055	27,247
Sales	—	—	—	(457)
Amortization/Accretion of premium/discount	—	—	(16)	34
Transfers into Level 3 during the period	—	850	34,611	30,377
Transfers out of Level 3 during the period	—	—	(32,681)	(22,621)
Ending Balance 12-31-13	$123	$850	$55,985	$139,536
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-13	$2	$—	$1,733	$315

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Levels 1 and 2 during the period ended December 31, 2013.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-13	Valuation Technique(s)	Unobservable Input(s)
Assets
Common Stocks	$123	Broker	Broker quotes
Warrants	850	Broker	Broker quotes
Corporate Debt Securities	55,985	Third-party valuation service	Broker quotes
Loans	139,536	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,138,330

Gross unrealized appreciation	91,362
Gross unrealized depreciation	(17,566)

Net unrealized appreciation	$73,796

SCHEDULE OF INVESTMENTS Municipal Bond Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 0.6%
The Indl Dev Board of Selma, AL, Gulf Opp Zone Bonds, Ser 2009A,
6.250%, 11–1–33	$2,000	$2,135
The Pub Edu Bldg Auth of Tuscaloosa, Student Hsng Rev Bonds (Univ of AL Ridgecrest Residential Proj), Ser 2008,
6.750%, 7–1–33	2,500	2,801

		4,936

Alaska – 0.2%
AK Intl Arpt Sys Rev and Rfdg Bonds, Ser 2010A,
5.000%, 10–1–21	1,735	1,918

Arizona – 1.2%
AZ Cert of Part, Ser 2010A (Insured by AGM),
5.250%, 10–1–26	2,000	2,151
Coconino Cnty, AZ Pollutn Ctl Corp,, Pollutn Ctl Rfdg Rev Bonds (NV Power Co Proj), Ser 2006A, (Auction Rate Sec) (Insured by FGIC),
0.454%, 9–1–32 (A)	3,000	2,745
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison, LLC Expansion Proj), Ser 2008,
8.000%, 5–1–25	2,500	2,876
Rio Nuevo Multipurp Fac Dist (Tucson, AZ), Sub Lien Excise Tax Rev Bonds, Ser 2008,
6.625%, 7–15–25	2,000	2,377

		10,149

California – 15.9%
ABAG Fin Auth for Nonprofit Corp, Rev Bonds (Sharp Hlth Care), Ser 2009B,
6.250%, 8–1–39	1,000	1,113
Arpt Comsn, San Francisco Intl Arpt Second Ser Rev Bonds, Ser 2009E,
6.000%, 5–1–39	3,000	3,390
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 D-1 Index Rate Bonds,
0.966%, 4–1–45 (A)	4,000	3,995
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 G-1,
1.160%, 4–1–45 (A)	8,500	8,543
CA (School Facilities) GO Bonds,
5.000%, 11–1–30	3,000	3,187
CA Dept of Water Res, Cent Vly Proj, Water Sys Rev Bonds, Ser X (Insured by FGIC),
5.500%, 12–1–16	10	11
CA Hlth Fac Fin Auth, Rev Bonds (Adventist Hlth Sys/West), Ser 2009A,
5.750%, 9–1–39	3,000	3,210
CA Hlth Fac Fin Auth, Rev Bonds (Children’s Hosp of Orange Cnty), Ser 2009A,
6.500%, 11–1–38	2,000	2,217
CA Muni Fin Auth, Cmnty Hosp of Cent CA Oblig Group Cert of Part,
5.500%, 2–1–39	4,000	3,886
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A,
8.500%, 10–1–29	1,000	1,108

CA Pollutn Ctl Fin Auth, Solid Waste Disp Rev Bonds (Republic Svc, Inc. Proj) Ser 2002B,
5.250%, 6–1–23	2,085	2,221
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rfdg Rev Bonds (Waste Mgmt, Inc. Proj), Ser 2002A,
5.000%, 1–1–22	1,500	1,552
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A,
5.000%, 10–1–33	1,000	887
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	1,745	1,635
6.350%, 7–1–46	970	943
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase I Rfdg-CHF-Irvine, L.L.C.), Ser 2011,
5.000%, 5–15–21	170	185
CA Various Purp GO Bonds:
6.000%, 2–1–15	3,000	3,191
5.000%, 2–1–22	7,000	7,029
5.250%, 9–1–26	3,500	3,914
5.500%, 4–1–28	3,000	3,040
5.250%, 10–1–29	2,500	2,676
5.750%, 4–1–31	5,000	5,555
6.000%, 3–1–33	1,000	1,149
5.000%, 4–1–37	5,000	5,119
6.000%, 11–1–39	4,500	5,071
CA Various Purp GO Rfdg Bonds,
5.000%, 2–1–33	8,000	8,338
Carson Redev Agy Redev Proj Area No. 1, Tax Alloc Bonds, Ser 2009A,
7.000%, 10–1–36	750	832
Cmnty Redev Agy of Santa Ana, Merged Proj Area Bonds, Ser 2011 A,
6.250%, 9–1–24	2,000	2,269
Cnty of Sacramento, 2010 Rfdg Cert of Part, Sacramento Cnty Pub Fac Fin Corp,
5.750%, 2–1–30	2,000	2,105
Contra Costa Trans Auth, Sales Tax Rev Bonds (Ltd Tax Bonds), Ltd Tax Rfdg Bonds, Ser 2012A,
0.483%, 3–1–34 (A)	2,000	1,992
Foothill/Eastn Trans Corridor Agy, Toll Road RfdgRev Bonds (Cap Apprec Bonds), Ser 1999 (Insured by NPFGC),
0.000%, 1–15–17 (B)	7,500	6,362
Golden State Tob Securitization Corp, Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2013A,
5.000%, 6–1–29	1,500	1,541
Palomar Pomerado Hlth, GO Bonds, Election of 2004, Ser 2009A:
0.000%, 8–1–31 (B)	3,315	1,292
0.000%, 8–1–32 (B)	5,000	1,803
0.000%, 8–1–33 (B)	5,000	1,660
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part,
6.750%, 11–1–39	2,750	2,787
Pub Fac Fin Auth of San Diego, Sr Sewer Rev Bonds, Ser 2009A,
5.250%, 5–15–34	3,000	3,179
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E,
6.500%, 10–1–40	1,500	1,579

Redev Agy of San Diego, Naval Training Ctr Redev Proj, Tax Alloc Bonds, Ser 2010A,
5.750%, 9–1–40	1,000	1,017
Riverside Cmnty College Dist, Riverside Cnty, CA, Election of 2004, GO Bonds, Ser 2004A (Insured by NPFGC):
5.500%, 8–1–29	3,800	3,918
Sacramento Area Flood Ctl Agy, Consolidated Cap Assmt Dist Bonds, Ser 2008 (Insured by BHAC),
5.500%, 10–1–28	500	545
San Jose Merged Area Redev Proj, Hsng Set-Aside Tax Alloc Bonds, Ser 2010A-1,
5.500%, 8–1–35	1,000	1,011
San Jose, CA Arpt Rev Bonds, Ser 2011A-1,
5.250%, 3–1–21	3,185	3,577
Southn CA Pub Power Auth, Transmission Proj Rev Bonds (Southn Transmission Proj), Ser 2008B,
6.000%, 7–1–27	1,000	1,160
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009I,
6.375%, 11–1–34	500	572
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009G-1,
5.750%, 10–1–30	1,000	1,089
The Regents of the Univ of CA, Gen Rev Bonds, Ser2013AI,
5.000%, 5–15–34	3,500	3,709
The Regents of the Univ of CA, Hosp Rev Bonds (UCLA Med Ctr), Ser 2004B (Insured by AMBAC),
5.500%, 5–15–20	1,500	1,512
Tuolumne Wind Proj Auth, Rev Bonds (Tuolumne Co Proj), Ser 2009A,
5.875%, 1–1–29	1,000	1,126
Vernon Elec Sys Rev Bonds, Ser 2012A,
5.500%, 8–1–41	2,185	2,189

		131,991

Colorado – 2.5%
City and Cnty of Broomfield, CO, Rfdg Cert of Part, Ser 2010,
5.000%, 12–1–23	2,065	2,275
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A:
6.750%, 12–1–23	1,500	1,614
7.400%, 12–1–38	1,000	1,087
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010,
6.125%, 5–1–40	2,975	3,000
CO Higher Edu Cap Constr, Lease Purchase Fin Prog, Cert of Part, Ser 2008:
5.500%, 11–1–27	1,000	1,137
CO Hsng and Fin Auth, Sngl Fam Mtg Class I Bonds, Ser 2009A (Insured by FHA/VA),
5.500%, 11–1–29	780	809
Denver Hlth and Hosp Auth, Hlthcare Recovery Zone, Fac Rev Bds, Ser 2010,
5.625%, 12–1–40	3,250	3,266
Joint Sch Dist No. 28J, Adams and Arapahoe Cnty, CO, GO Bonds, Ser 2008,
6.000%, 12–1–28	2,500	3,072
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
6.500%, 1–15–30	4,250	4,571

		20,831

Connecticut – 0.4%
Cap City Econ Dev Auth, Prkg and Enrg Fee Rev Bonds, Ser 2008D,
5.750%, 6–15–34	2,500	2,745

Eastn CT Res Recovery Auth, Solid Waste Rev Bonds (Wheelabrator Lisbon Proj), Ser 1993A,
5.500%, 1–1–14	995	995

		3,740

District Of Columbia – 1.0%
DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009,
6.375%, 10–1–39	2,250	2,400
Metro Washington Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C,
0.000%, 10–1–41 (B)	6,500	6,164

		8,564

Florida – 6.5%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009,
6.750%, 11–1–39	2,500	2,531
Citizens Ppty Ins Corp, Coastal Account Sr Secured Bonds, Ser 2011A-1,
5.000%, 6–1–20	1,000	1,135
Citizens Ppty Ins Corp, Sr Secured Bonds, Ser 2012A-1,
1.310%, 6–1–15 (A)	4,500	4,536
Citizens Ppty Ins Corp, Sr Secured Rev Bonds, Ser 2010A-1,
5.250%, 6–1–17	3,600	4,064
Coral Gables, FL, Hlth Fac Auth, Hosp Rev Bonds (Baptist Hlth South FL Oblig Group), Ser 2004,
5.250%, 8–15–24	5,000	5,157
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008A,
5.625%, 8–15–29	3,600	4,324
Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A,
5.500%, 10–1–36	2,500	2,614
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010A,
5.500%, 10–1–41	2,885	2,987
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B,
5.000%, 10–1–23	1,500	1,648
Miami-Dade Cnty, FL, GO Bonds (Bldg Better Cmnty Prog), Ser 2008B,
6.250%, 7–1–26	2,500	2,928
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B (Insured by AGM),
5.250%, 10–1–22	5,000	5,790
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008C (Insured by BHAC),
6.000%, 10–1–23	2,500	2,924
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A,
7.250%, 10–1–34	3,000	3,302
Port St. Lucie, FL, Spl Assmt Rfdg Bonds (City Ctr Spl Assmt Dist), Ser 2008A,
6.500%, 7–1–35	2,500	2,826
South Lake Cnty Hosp Dist, Rev Bonds (South Lake Hosp, Inc.), Ser 2009A,
6.250%, 4–1–39	1,000	1,056
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A,
5.875%, 8–1–40	3,500	3,571
Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry-Riddle Aeronautical Univ, Inc. Proj.) Ser 2011,
5.250%, 10–15–22	2,250	2,504

		53,897

Georgia – 1.7%
Atlanta Arpt Gen Rev Rfdg Bonds, Ser 2010C,
5.750%, 1–1–23	2,000	2,349
Atlanta Dev Auth Edu Fac, Rev Bonds (Panther Place, LLC Proj), Ser 2009A,
5.000%, 7–1–37	3,500	3,542
Atlanta, GA, Water and Wastewater Rev Bonds, Ser 2009B,
5.375%, 11–1–39	3,000	3,094
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010,
6.125%, 9–1–40	1,500	1,487
Griffin, GA Combined Pub Util Rev Rfdg Bonds, Ser 2012, (Insured by AGM):
3.000%, 1–1–16	1,050	1,097
3.000%, 1–1–17	500	528
Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D,
6.000%, 1–1–23	2,100	2,453

		14,550

Idaho – 0.5%
Boise City, ID, Arpt Rev Rfdg Bonds (Air Terminal Fac Proj), Ser 2011:
5.750%, 9–1–19	750	883
5.750%, 9–1–20	1,000	1,169
ID Hlth Fac Auth, Rev Bonds (St. Luke’s Hlth Sys Proj), Ser 2008A,
6.750%, 11–1–37	2,000	2,150

		4,202

Illinois – 3.8%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A,
5.700%, 5–1–36	1,750	1,569
Chicago GO Bonds, Proj Ser 2011A,
5.250%, 1–1–35	1,500	1,468
Cmnty College Dist No. 525 Cnty of Will, Grundy, Livingston, Cook, Kendall, LaSalle, and Kankakee (Joliet Jr College), GO Bonds (Alternate Rev Source), Ser 2008:
5.750%, 6–1–28	1,000	1,112
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009,
6.500%, 4–1–39	2,500	2,556
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A,
7.250%, 11–1–30	2,500	2,906
IL Fin Auth, Rev Bonds, The Univ of Chicago, Ser 2008B,
5.750%, 7–1–33	2,500	2,726
IL Fin Auth, Student Hsng Rev Bonds (CHF-DeKalb, L.L.C. - Northn IL Univ Proj), Ser 2011,
5.750%, 10–1–21	2,000	2,103
IL GO Bonds, Ser 2012A,
4.000%, 1–1–23	8,750	8,646
IL Sales Tax Rev Bonds (Jr Oblig), Series 2013,
5.000%, 6–15–26	1,700	1,841
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, 2013 Ser A,
5.000%, 1–1–35	3,000	3,022
Metro Pier and Exposition Auth IL, McCormick Place Expansion Proj Rfdg Bonds, Ser 2010B-1,
0.000%, 6–15–43 (B)	2,000	358
Rgnl Trans Auth, Cook, DuPage, Kane, Lake, McHenry and Will Cnty, IL, GO Bonds, Ser 2002A,
6.000%, 7–1–24	3,080	3,646

		31,953

Indiana – 1.1%
IN State Office Bldg Comsn, Capitol Complex Rev Bonds (Senate Avenue Prkg Fac), Ser 1990A (Insured by NPFGC),
7.400%, 7–1–15	3,255	3,462
IN State Office Bldg Comsn, Capitol Complex Rev Bonds (State Office Bldg I Fac), Ser 1990B (Insured by NPFGC),
7.400%, 7–1–15	5,520	5,871

		9,333

Iowa – 0.8%
Altoona, IA, Annual Appropriation Urban Renewal Tax Incr Rev Bonds, Ser 2008,
5.750%, 6–1–31	1,000	1,022
IA Fin Auth, IA State Revolving Fund Rev Bonds, Ser 2008,
6.000%, 8–1–27	2,500	2,870
IA Higher Edu Loan Auth, Private College Fac Rev and Rfdg Bonds (Upper IA Univ Proj), Ser 2010,
6.000%, 9–1–39	2,145	2,215
IA Higher Edu Loan Auth, Private College Fac Rev Bonds (Upper IA Univ Proj), Ser 2012,
5.000%, 9–1–33	1,000	931

		7,038

Kansas – 0.7%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009,
7.000%, 9–1–38	2,000	2,147
Overland Park, KS, Trans Dev Dist, Sales Tax Rev Bonds (Oak Park Mall Proj), Ser 2010,
5.900%, 4–1–32	3,000	3,136
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2004A-4 (Insured by GNMA/FNMA),
5.625%, 6–1–36	325	327
Unif Govt of Wyandotte Cnty/Kansas City, KS, Trans Dev Dist Sales Tax Rev Bonds (NFM-Cabela’s Proj), Ser 2006,
5.000%, 12–1–27	655	600

		6,210

Kentucky – 0.8%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	4,500	4,659
6.500%, 3–1–45	2,000	2,079

		6,738

Louisiana – 2.2%
Jefferson Parish Hosp Dist No. 1, Parish of Jefferson, LA, Hosp Rev Bonds, Ser 1998B,
5.250%, 1–1–28	1,000	1,023
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Hosp Rev Bonds (Women’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B,
6.000%, 10–1–44	5,250	5,528
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C,
7.000%, 1–1–33	1,000	1,088
Lafayette Pub Trust Fin Auth, Rev Bonds (Ragin’ Cajun Fac, Inc. Hsng and Prkg Proj), Ser 2010,
5.250%, 10–1–20	2,040	2,284
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A,
6.500%, 1–1–40	1,000	1,097
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A-1,
6.000%, 1–1–23	1,500	1,687

New Orleans, LA, GO Rfdg Bonds, Ser 2012,
5.000%, 12–1–25	1,500	1,588
New Orleans, LA, GO Rfdg Bonds, Ser 2012 (Insured by AGM):
5.000%, 12–1–26	2,000	2,139
5.000%, 12–1–27	1,500	1,585

		18,019

Maine – 0.2%
ME Edu Loan Auth, Student Loan Rev Bonds (Supplemental Edu Loan Prog), Ser 2009A-3,
5.875%, 12–1–39	1,195	1,256

Maryland – 1.1%
MD Econ Dev Corp, Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6–1–35	1,750	1,766
MD Hlth and Higher Edu Fac Auth Rev Bonds, Johns Hopkins Hlth Sys Oblig Group Issue, Ser 2012D,
0.943%, 5–15–38 (A)	5,560	5,580
MD Hlth and Higher Edu Fac Auth, Rev Bonds, Patterson Park Pub Charter Sch Issue, Ser 2010A,
6.000%, 7–1–40	1,500	1,465

		8,811

Massachusetts – 1.4%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010,
6.375%, 7–1–30	2,410	2,543
MA Edu Fin Auth, Edu Loan Rev Bonds, Issue I, Ser 2009,
6.000%, 1–1–28	725	776
MA Hlth and Edu Fac Auth, Rev Bonds, Springfield College Issue, Ser 2010,
5.625%, 10–15–40	1,000	1,032
MA Hlth and Edu Fac Auth, Rev Rfdg Bonds, Suffolk Univ Issue, Ser 2009A,
5.750%, 7–1–39	1,615	1,663
The Cmnwlth of MA, GO Rfdg Bonds (SIFMA Index Bonds), Ser 2013A,
0.420%, 2–1–17 (A)	6,000	6,039

		12,053

Michigan – 2.1%
Board of Trustees of Grand Vly, State Univ, Gen Rev Bonds, Ser 2009,
5.750%, 12–1–34	1,000	1,073
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2003(B),
7.500%, 7–1–33 (C)	2,000	2,128
Detroit, MI, Water Supply Sys Rev, Sr Lien Bonds, Ser 2011-A,
5.750%, 7–1–37 (C)	1,500	1,433
MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009,
5.750%, 11–15–39	4,250	4,323
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V,
8.000%, 9–1–29	3,950	4,689
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009W,
6.000%, 8–1–39	2,000	2,086
State Bldg Auth, Rev and Rev Rfdg Bonds (Fac Prog), Ser 2008I,
6.000%, 10–15–38	2,000	2,216

		17,948

Minnesota – 0.6%
Hsng and Redev Auth of Saint Paul, MN, Hlth Care Fac Rev Bonds (Hlth Partners Oblig Group Proj), Ser 2006,
5.250%, 5–15–36	2,000	2,019

Minneapolis Hlth Care Sys Rev Bonds (Fairview Hlth Svc), Ser 2008A,
6.750%, 11–15–32	1,000	1,146
Minneapolis-St. Paul Metro Arpt Comsn, Sub Arpt Rev Rfdg Bonds, Ser 2010D,
5.000%, 1–1–20	2,000	2,240

		5,405

Missouri – 2.1%
Belton, MO, Cert of Part, Ser 2008,
5.125%, 3–1–25	1,000	1,032
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2004,
6.250%, 3–1–24	2,265	2,265
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children’s Mercy Hosp), Ser 2009,
5.625%, 5–15–39	2,250	2,304
Indl Dev Auth of Cape Girardeau Cnty, MO, Hlth Fac Rev Bonds (Saint Francis Med Ctr), Ser 2009A:
5.500%, 6–1–34	1,000	1,022
5.750%, 6–1–39	1,000	1,033
Indl Dev Auth of Kansas City, MO, Rev Bonds (Plaza Library Proj), Ser 2004,
5.900%, 3–1–24	2,300	2,303
MO Dev Fin Board, Infra Fac Rev Bonds (Independence, MO - Events Ctr Proj), Ser 2009A,
6.625%, 4–1–33	2,000	2,032
MO Dev Fin Board, Infra Fac Rev Bonds (Independence, MO - Events Ctr Proj), Ser 2009F,
6.250%, 4–1–38	2,000	2,031
Pub Water Supply Dist No. 1 of Lincoln Cnty, MO, Cert of Part, Ser 2009,
6.750%, 6–15–35	2,500	2,577
St. Louis Muni Fin Corp, Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM),
0.000%, 7–15–36 (B)	2,350	671
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C,
6.000%, 9–1–24 (C)	1,895	132

		17,402

Nebraska – 0.1%
Hosp Auth No. 1 of Sarpy Cnty, NE, Hlth Fac Rev Bds (Immanuel Oblig Grp), Ser 2010,
5.625%, 1–1–40	1,000	1,017

Nevada – 0.8%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A,
8.000%, 6–15–30	3,000	3,234
Overton Power Dist No. 5, Spl Oblig Rev Bonds, Ser 2008,
8.000%, 12–1–25	1,715	2,044
Redev Agy of Mesquite, NV, Tax Incr Rev Bonds, Ser 2009,
7.375%, 6–1–24	1,000	1,007

		6,285

New Hampshire – 0.7%
Business Fin Auth, Rev Bonds, Elliot Hosp Oblig Group Issue, Ser 2009A,
6.125%, 10–1–39	1,635	1,688
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A,
6.875%, 7–1–41	1,000	1,024
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRG Hlthcare Issue, Ser 2009 (Insured by FHA),
7.000%, 4–1–38	1,985	2,237

NH Hsng Fin Auth, Sngl Fam Mtg Acquisition Rev Bonds, Ser 2006A,
5.650%, 1-1–36	505	529

		5,478

New Jersey – 5.3%
Casino Reinvestment Dev Auth, Hotel Room Fee Rev Bonds, Ser 2004 (Insured by AMBAC):
5.250%, 1–1–18	1,860	1,950
5.250%, 1–1–23	1,350	1,394
Hudson Cnty Impvt Auth (Hudson Cnty, NJ), Fac Lease Rev Rfdg Bonds (Hudson Cnty Lease Proj), Ser 2010,
5.375%, 10–1–21	2,500	2,879
NJ Econ Dev Auth, Rev Bonds (Provident Group-Montclair Ppty L.L.C. - Montclair St Univ Student Hsng Proj), Ser 2010A,
5.750%, 6–1–31	2,900	3,042
NJ Econ Dev Auth, Sch Fac Constr Bonds, Ser 2004I,
5.250%, 9–1–24	2,250	2,326
NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011EE,
5.250%, 9–1–24	2,545	2,826
NJ Econ Dev Auth, Sch Fac Constr Rfdg Notes (SIFMA Index Notes), Ser 2013I,
1.660%, 3–1–28 (A)	15,000	14,633
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B,
7.500%, 12–1–32	1,000	1,308
NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011-1:
5.000%, 12–1–19	1,385	1,509
5.500%, 12–1–21	1,145	1,263
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A,
5.500%, 7–1–38	1,500	1,543
NJ Trans Trust Fund Auth, Trans Sys Bonds (Cap Apprec Bonds), Ser 2010A,
0.000%, 12–15–40 (B)	10,000	1,974
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2005B,
5.250%, 12–15–22	3,500	4,031
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A (Insured by AGM/CR),
5.500%, 12–15–22	1,000	1,176
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G,
5.750%, 12–1–21	2,500	2,914

		44,768

New Mexico – 0.3%
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2006D (Insured by GNMA/FNMA/FHLMC),
6.000%, 1–1–37	685	736
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2008D-2 (Insured by GNMA/FNMA/FHLMC),
5.250%, 7–1–30	1,495	1,539

		2,275

New York – 4.9%
NY Enrg Research and Dev Auth, Pollutn Ctl Rev Bonds (Niagara Mohowak Power Corp Proj), Ser 1985A (Insured by AMBAC),
0.418%, 12–1–23 (A)	4,350	4,067
NY State Enrg Research and Dev Auth, Fac Rev Bonds (Consolidated Edison Co of NY, Inc. Proj) Sub Ser 1999A-1 (Insured by AMBAC),
0.105%, 5–1–34 (A)	8,000	6,680
NYC Hsng Dev Corp, Multi-Fam Hsng Rev Bonds, Ser 2009K,
4.950%, 11–1–39	2,000	2,004

NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3–1–25 (B)	2,675	1,676
0.000%, 3–1–26 (B)	2,685	1,555
0.000%, 3–1–27 (B)	2,500	1,355
NYC Transitional Fin Auth, Future Tax Secured Tax-Exempt Sub Bonds, Series 2013I,
5.000%, 5–1–29	2,600	2,830
NYC, GO Bonds, Ser 2003A,
5.750%, 8–1–14	165	166
NYC, GO Bonds, Ser 2014D-1,
5.000%, 8–1–30	2,000	2,141
Port Auth of NY and NJ, Consolidated Bonds, One Hundred Fifty-Second Ser (Insured by BHAC),
5.750%, 11–1–30	4,490	4,902
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999A,
7.250%, 1–1–20	625	625
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999B,
7.625%, 1–1–30	3,605	3,584
Util Debt Securitization Auth, Restructuring Bonds, Ser 2013TE,
5.000%, 12–15–31	8,500	9,331

		40,916

North Carolina – 1.0%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2003C,
5.500%, 1–1–14	3,000	3,001
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C,
6.750%, 1–1–24	1,000	1,160
NC Med Care Comsn, Hlth Care Fac Rev Rfdg Bonds (Univ Hlth Sys of Eastn Carolina), Ser 2008E-2,
6.000%, 12–1–36	2,450	2,578
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A:
0.000%, 1–1–37 (B)	3,000	903
5.750%, 1–1–39	1,000	1,068

		8,710

Ohio – 1.4%
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009,
7.500%, 12–1–33	1,000	1,107
OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp Proj), Ser 2009E,
5.625%, 10–1–19	2,000	2,170
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010,
5.750%, 12–1–30	4,500	4,744
OH Hosp Fac Rev Bonds (Summa Hlth Sys 2010 Proj),
5.750%, 11–15–40	1,000	1,031
OH Hosp Rev Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2008A,
5.250%, 1–1–33	2,000	2,058
OH Hsng Fin Agy, Residential Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2008J (Insured by GNMA/FNMA/FHLMC),
6.200%, 9–1–33	620	650

		11,760

Oklahoma – 0.2%
Cleveland Cnty Justice Auth, Sales Tax Rev Bonds (Cleveland Cnty Detention Fac Proj), Ser 2009B,
5.750%, 3–1–29	570	585
OK Muni Power Auth, Power Supply Sys Rev Bonds, Ser 2008A,
5.875%, 1–1–28	1,000	1,110

		1,695

Oregon – 0.1%
Port of Portland, Portland Intl Arpt, Rev Bonds, Subser 20C,
5.000%, 7–1–22	1,000	1,101

Pennsylvania – 5.6%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B,
7.250%, 7–1–39	1,000	1,118
Dauphin Cnty Gen Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A:
6.000%, 6–1–29	2,000	2,160
6.000%, 6–1–36	2,750	2,919
Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A,
5.750%, 7–1–39	3,500	3,545
PA Auth for Indl Dev, Rev Bonds (MaST Charter Sch Proj), Ser 2010,
6.000%, 8–1–35	750	777
PA Higher Edu Fac Auth, Rev Bonds (Shippensburg Univ Student Svc, Inc. Student Hsng Proj at Shippensburg Univ of PA), Ser 2011,
6.000%, 10–1–26	2,500	2,670
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009C,
0.000%, 6–1–33 (B)	4,000	3,875
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009D,
5.500%, 12–1–41	2,250	2,313
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2010B-2,
0.000%, 12–1–28 (B)	8,500	8,159
Philadelphia Auth Indl Dev Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011,
7.250%, 12–15–31	2,600	2,667
Philadelphia, PA, Arpt Rev Bonds, Ser 2010D,
5.250%, 6–15–22	5,000	5,430
Philadelphia, PA, GO Rfdg Bonds, Ser 2008A (Insured by AGM),
5.250%, 12–15–24	10,750	11,441

		47,074

Puerto Rico – 3.4%
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2007A,
5.500%, 7–1–21	1,500	1,155
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A,
5.500%, 7–1–39	7,500	4,798
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A:
5.000%, 7–1–28	1,000	871
6.000%, 7–1–44	5,300	3,602
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A (Sr Lien),
6.000%, 7–1–38	3,500	2,435
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX,
5.750%, 7–1–36	4,250	2,738
PR Elec Power Auth, Power Rev Bonds, Ser 2013A,
7.000%, 7–1–33	5,000	4,038
PR Elec Power Auth, Power Rev Bonds, Ser ZZ,
5.250%, 7–1–24	2,680	1,854
PR Pub Fin Corp (Cmnwlth Approp Bonds), 2011 Ser B,
5.500%, 8–1–31	1,750	1,138
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2009A,
0.000%, 8–1–32 (B)	5,000	3,514

PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2010A,
0.000%, 8–1–33 (B)	4,500	2,287

		28,430

Rhode Island – 0.7%
RI Hlth and Edu Bldg Corp, Hosp Fin Rev Bonds, Lifespan Oblig Group Issue, Ser 2009A,
6.250%, 5–15–30	1,590	1,733
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2008A,
5.250%, 12–1–18	3,955	4,362

		6,095

South Carolina – 0.5%
SC Jobs - Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn, LLC Proj), Ser 2009A,
6.500%, 4–1–42	4,015	4,400

South Dakota – 0.1%
SD Hlth and Edu Fac Auth (Huron Rgnl Med Ctr Issue), Rev Bonds, Ser 1994,
7.300%, 4–1–16	1,100	1,171

Tennessee – 1.3%
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2010B,
5.750%, 7–1–25	750	813
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2011A-1:
5.750%, 7–1–19	2,220	2,549
5.750%, 7–1–20	1,330	1,525
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2006A,
5.500%, 7–1–36	3,000	3,054
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2010A,
6.500%, 7–1–38	2,500	2,694

		10,635

Texas – 12.0%
Arlington, TX, Spl Tax Rev Bonds, Ser 2008 (Insured by BHAC),
5.500%, 8–15–27	2,000	2,120
Bexar Cnty Hlth Fac Dev Corp, Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7–1–45	3,250	3,374
Cap Area Cultural Ed Fac Fin Corp, Rev Bds (The Roman Catholic Diocese of Austin), Ser 2005B,
6.125%, 4–1–45	1,000	1,052
Cass Cnty Indl Dev Corp, Envirnmt Impvt Rev Rfdg Bonds, Ser 2009A,
9.250%, 3–1–24	2,500	2,972
Dallas Independent Sch Dist (Dallas Cnty, TX) Unlimited Tax Sch Bldg Bonds, Ser 2008,
6.375%, 2–15–34	2,500	2,898
Frisco Independent Sch Dist (Collin and Denton Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2008A,
6.000%, 8–15–38	2,500	2,828
Harris Cnty Hlth Fac Dev Corp, Hosp Rev Rfdg Bonds (Mem Hermann Hlthcare Sys), Ser 2008B,
7.000%, 12–1–27	2,500	3,190
Harris Cnty Hlth Fac Dev Corp, Thermal Util Rev Bonds (Teco Proj), Ser 2008,
5.000%, 11–15–26	2,500	2,648

Harris Cnty-Houston Sports Auth, Sr Lien Rev Bonds, Ser 2001G (Insured by NPFGC),
5.750%, 11–15–15	1,500	1,503
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008:
5.750%, 2–15–28	1,000	894
6.000%, 2–15–33	500	439
Houston, TX, Combined Util Sys, First Lien Rev Rfdg Bonds (SIFMA Index Floating Rate Bonds), Ser 2012C,
0.660%, 5–15–34 (A)	3,500	3,507
Lancaster Independent Sch Dist (Dallas Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2004 (Insured by AGM),
5.750%, 2–15–30	6,000	6,041
Lower Colorado River Auth, Rfdg Rev Bonds, Ser 2008A,
6.250%, 5–15–28	2,500	2,848
Mission Econ Dev Corp, Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff, LLC Proj), Ser 2011,
5.625%, 12–1–17	5,000	5,108
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D,
0.000%, 1–1–30 (B)	25,000	10,893
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A,
6.500%, 8–15–39	1,000	1,061
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (NW Sr Hsng Corp-Edgemere Proj), Ser 2006A,
6.000%, 11–15–36	4,000	4,012
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007,
5.750%, 11–15–37	3,000	2,836
Trinity River Auth of TX (Tarrant Cnty Water Proj), Impvt Rev Bonds, Ser 2008,
5.750%, 2–1–26	1,500	1,710
TX Muni Gas Acquisition and Supply Corp III, Gas Supply Rev Bonds, Ser 2012,
5.000%, 12–15–16	2,000	2,181
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	2,000	2,144
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–33	2,250	2,513
7.000%, 6–30–40	5,000	5,419
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A,
6.200%, 2–15–40	2,500	2,636
TX Pub Fin Auth, TX Southn Univ Rev Fin Sys Bonds, Ser 2011,
6.750%, 5–1–26	3,740	4,213
TX Tpk Auth, Cent TX Tpk Sys, First Tier Rev Bonds, Ser 2002A (Insured by BHAC),
0.000%, 8–15–26 (B)	24,500	13,846
TX Trans Comsn Cent TX Tpk Sys, First Tier Rev Rfdg Bonds, Ser 2012-B,
1.250%, 8–15–42 (A)	4,500	4,516

		99,402

Vermont – 0.0%
VT Hsng Fin Agy, Sngl Fam Hsng Bonds, Ser 27 (Insured by AGM),
5.500%, 11–1–37	340	349

Virgin Islands – 0.1%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note - Diageo Proj), Ser 2009A,
6.750%, 10–1–37	1,000	1,083

Virginia – 0.6%
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C,
7.500%, 7–1–29	2,500	2,814
Isle of Wight Cnty, VA, GO Pub Impvt Bonds, Ser 2008B,
6.000%, 7–1–27	1,605	1,820

		4,634

Washington – 2.5%
Pub Util Dist No. 1, Pend Oreille Cnty, WA, Box Canyon Production Sys Rev Bonds, Ser 2010,
5.750%, 1–1–41	3,000	3,149
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009,
7.000%, 7–1–39	1,000	1,066
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
7.125%, 3–1–29	2,500	2,949
WA Hlth Care Fac Auth, Rev Bonds (Swedish Hlth Svc), Ser 2009A,
6.500%, 11–15–33	1,500	1,583
WA Hlth Care Fac Auth, Rev Bonds (Virginia Mason Med Ctr), Ser 2007C,
5.500%, 8–15–36	2,910	2,904
WA Pub Power Supply Sys, Nuclear Proj No. 1, Rfdg Rev Bonds, Ser 1989B,
7.125%, 7–1–16	8,200	9,527

		21,178

West Virginia – 0.2%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A,
6.500%, 10–1–31	1,700	1,801

Wisconsin – 0.6%
WI Gen Fund Annual Appropriation Bonds, Ser 2009A,
5.750%, 5–1–33	1,000	1,100
WI Hlth and Edu Fac Auth, Rev Bonds (Aurora Hlth Care, Inc.), Ser 2010A,
5.625%, 4–15–39	1,500	1,519
WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Oblig Group), Ser 2009,
6.625%, 2–15–39	2,000	2,151

		4,770

Wyoming – 0.2%
Hsng Auth of Cheyenne, Hsng Rev Bonds (Foxcrest II Proj), Ser 2004,
5.750%, 6–1–34	675	644
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A,
5.500%, 1–1–28	1,000	1,099

		1,743

TOTAL MUNICIPAL BONDS – 90.0%		$753,714
(Cost: $722,411)

SHORT-TERM SECURITIES
Commercial Paper – 1.3%
Exxon Mobil Corporation,
0.020%, 1–3–14 (D)	990	990
Kellogg Co.,
0.130%, 1–8–14 (D)	5,000	5,000
McCormick & Co. Inc.,
0.100%, 1–2–14 (D)	2,000	2,000
St. Jude Medical, Inc.,
0.130%, 1–21–14 (D)	2,119	2,119

		10,109

Master Note – 0.2%
Toyota Motor Credit Corporation,
0.091%, 1–7–14 (E)	2,022	2,022

Municipal Obligations – 7.4%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America, N.A.),
0.030%, 1–1–14 (E)	8,000	8,000
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron U.S.A. Inc. Proj), Ser 2010C (GTD by Chevron Corporation),
0.010%, 1–1–14 (E)	2,100	2,100
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (GTD by JPMorgan Chase Bank, N.A.),
0.020%, 1–1–14 (E)	2,000	2,000
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hlthcare Org (GTD by JPMorgan Chase Bank, N.A.),
0.050%, 1–7–14 (E)	400	400
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (GTD by Wells Fargo Bank, N.A.),
0.060%, 1–7–14 (E)	850	850
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.),
0.040%, 1–7–14 (E)	1,500	1,500
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation),
0.020%, 1–1–14 (E)	3,000	3,000
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation),
0.020%, 1–1–14 (E)	5,990	5,990
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation),
0.020%, 1–1–14 (E)	5,000	5,000
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp Issue, Ser 2008C (GTD by JPMorgan Chase & Co.),
0.040%, 1–7–14 (E)	6,300	6,300
NY Hsng Fin Agy, Related West 30th Street Hsng Rev Bonds, Ser 2012 A-1 (GTD by Wells Fargo Bank, N.A.),
0.040%, 1–7–14 (E)	6,000	6,000
NYC GO Bonds, Fiscal 2008 Series L-4,
0.030%, 1–1–14 (E)	3,000	3,000
Port Arthur Nav Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bnds (Air Prdts Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.),
0.040%, 1–1–14 (E)	3,545	3,545
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A (GTD by Wells Fargo Bank, N.A.),
0.040%, 1–7–14 (E)	3,549	3,549
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 1992 (GTD by Chevron Corporation),
0.020%, 1–1–14 (E)	475	475
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004,
0.050%, 1–1–14 (E)	3,940	3,940
WI Hlth and Edu Fac Auth, Wheaton Franciscan Svc, Inc., Sys Var Rate Rev Bonds, Ser 2003B (GTD by U.S. Bank, N.A.),
0.040%, 1–7–14 (E)	6,320	6,320

		61,969

TOTAL SHORT-TERM SECURITIES – 8.9%	$74,100
(Cost: $74,100)

TOTAL INVESTMENT SECURITIES – 98.9%	$827,814
(Cost: $796,511)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%	9,269

NET ASSETS – 100.0%	$837,083

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013.

(B)	Zero coupon bond.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Rate shown is the yield to maturity at December 31, 2013.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$747,034	$6,680
Short-Term Securities	—	74,100	—
Total	$—	$821,134	$6,680

There were no transfers between any levels during the period ended December 31, 2013.

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

BHAC = Berkshire Hathaway Assurance Corporation

CR = Custodial Receipts

FGIC = Financial Guaranty Insurance Co.

FHA = Federal Housing Administration

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

GTD = Guaranteed

NPFGC = National Public Finance Guarantee Corp.

VA = Department of Veterans Affairs

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$796,511

Gross unrealized appreciation	48,622
Gross unrealized depreciation	(17,319)

Net unrealized appreciation	$31,303

SCHEDULE OF INVESTMENTS Municipal High Income Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 0.2%
Butler Cnty Indl Dev Auth, Envirnmt Impvt Rev Bonds, Ser 2008 A,
7.000%, 9–1–32	$1,000	$1,107

Alaska – 0.4%
Northn Tob Securitzation Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2006A Sr Cur Int Bonds,
5.000%, 6–1–46	4,865	3,166

Arizona – 4.7%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B,
0.976%, 1–1–37 (A)	10,000	7,660
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison, LLC Expansion Proj), Ser 2008,
8.000%, 5–1–25	8,000	9,203
Indl Dev Auth of Pima, Edu Rev Bonds (Noah Webster Basic Sch Proj), Ser 2004A,
6.125%, 12–15–34	1,500	1,476
Indl Dev Auth of Tempe, AZ, Rev Rfdg Bonds (Friendship Vlg of Tempe), Ser 2012A:
6.000%, 12–1–32	1,430	1,405
6.250%, 12–1–46	1,500	1,471
Indl Dev Auth of Tucson, Edu Rev Bonds (Agribusiness and Equine Ctr Proj), Ser 2004A,
6.125%, 9–1–34	1,380	1,351
Indl Dev Auth of Yavapai, Edu Rev Bonds (AZ Agribusiness and Equine Ctr, Inc. Proj), Ser 2011,
7.875%, 3–1–42	2,000	2,177
La Paz Cnty, AZ, Indl Dev Auth, Indl Dev Rev Sr Lien, Imperial Rgnl Detention Fac Proj,
7.800%, 10–1–39	10,000	9,819

		34,562

California – 5.5%
CA Muni Fin Auth, Edu Fac Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2006A,
5.250%, 6–1–36	1,000	786
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A,
8.750%, 10–1–39	4,000	4,441
CA Statewide Cmnty Dev Auth, Rev Bonds (Methodist Hosp of Southn CA Proj), Ser 2009 (Insured by FHA),
6.625%, 8–1–29	2,225	2,569
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	2,995	2,807
6.350%, 7–1–46	1,705	1,657
CA Statewide Cmnty Dev Auth, Sr Living Rev Bonds (Southrn CA Presbyterian Homes), Ser 2009,
7.000%, 11–15–29	1,500	1,634
Cert of Part, Oro Grande Elem Sch Dist, Ser 2010,
6.125%, 9–15–40	5,000	5,060

Golden State Tob Securitization Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1,
5.125%, 6–1–47	5,000	3,401
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part:
6.625%, 11–1–29	2,000	2,050
6.750%, 11–1–39	900	912
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E,
6.500%, 10–1–40	2,500	2,632
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds:
7.750%, 8–1–28	1,000	1,098
8.000%, 8–1–38	1,400	1,505
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011,
7.500%, 12–1–41	4,000	4,363
San Mateo Cmnty Fac Dist No. 2008-1 (Bay Meadows), Spl Tax Bonds, Ser 2012,
6.000%, 9–1–42	1,000	1,031
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp), Ser 2006A Sr Current Int Bonds,
5.000%, 6–1–37	5,500	3,921

		39,867

Colorado – 8.4%
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2006,
5.250%, 10–1–40	2,000	1,823
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2008,
6.000%, 10–1–40	4,855	4,866
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008B,
8.000%, 12–1–38	1,155	1,273
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A,
7.400%, 12–1–38	2,700	2,935
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (Twin Peaks Charter Academy Proj), Ser 2008,
7.000%, 11–15–38	4,000	4,301
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010,
6.125%, 5–1–40	5,975	6,027
CO Hlth Fac Auth Rev Bonds (CO Sr Residences Proj), Ser 2012,
7.000%, 6–1–42	3,665	3,504
CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty - Clermont Park Proj), Ser 2006A,
5.750%, 1–1–37	3,000	2,968
CO Hlth Fac Auth, Rev Rfdg Bonds (Christian Living Cmnty Proj), Ser 2012,
5.250%, 1–1–37	1,000	900
Kremmling Mem Hosp Dist Proj, Ser 2010,
7.125%, 12–1–45	5,000	5,079
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008,
6.200%, 12–1–37	4,000	4,052
North Range Metro Dist No. 2, Adams Cnty, CO, Ltd Tax GO Bonds, Ser 2007,
5.500%, 12–15–37	7,300	6,701

Pine Bluffs Metro Dist, Douglas Cnty CO, GO Ltd Tax Bonds, Ser 2004,
3.625%, 12–1–24 (B)	3,325	1,844
Red Sky Ranch Metro Dist, Eagle Cnty, CO, GO Bonds, Ser 2003,
6.050%, 12–1–33	1,245	1,247
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
6.500%, 1–15–30	3,000	3,226
Sorrel Ranch Metro Dist, Arapahoe Cnty, CO, GO Ltd Tax Bonds, Ser 2006,
5.750%, 12–1–36	2,049	1,835
Tallgrass Metro Dist, Arapahoe Cnty, CO, GO Ltd Tax Rfdg and Impvt Bonds, Ser 2007,
5.250%, 12–1–37	4,271	3,672
Valagua Metro Dist, Eagle Cnty, CO, GO Ltd Tax Bonds, Ser 2008,
7.750%, 12–1–37	3,000	1,723
Wildgrass Metro Dist, Broomfield Cnty, CO, GO Ltd Tax Rfdg Bonds, Ser 2007,
6.200%, 12–1–34	3,295	3,167

		61,143

Connecticut – 0.7%
Harbor Point Infra Impvt Dist (Harbor Point Proj), Spl Oblig Rev Bonds, Ser 2010A,
7.875%, 4–1–39	4,500	4,873

Florida – 3.1%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009:
6.500%, 11–1–29	2,250	2,283
6.750%, 11–1–39	2,250	2,278
Cap Trust Agy, Rev Bonds (Million Air One LLC Gen Aviation Fac Proj), Ser 2011,
7.750%, 1–1–41	4,000	4,234
FL Dev Fin Corp, Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A,
6.000%, 9–15–40	6,000	5,426
FL Dev Fin Corp, Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2012A,
6.000%, 6–15–32	2,600	2,340
FL Dev Fin Corp, Rev Bonds (Sculptor Charter Sch Proj), Ser 2008A,
7.250%, 10–1–38	2,000	2,030
Lee Cnty Indl Dev Auth, Hlthcare Fac Rfdg Rev Bonds (Cypress Cove at HealthPark FL, Inc. Proj), Ser 2012,
6.500%, 10–1–47	3,835	3,836

		22,427

Georgia – 1.1%
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010,
6.125%, 9–1–40	2,000	1,982
Savannah Econ Dev Auth, First Mtg Rev Bonds (The Marshes of Skidaway Island Proj), Ser 2003A:
7.400%, 1–1–24	660	674
7.400%, 1–1–34	1,725	1,760
Savannah Econ Dev Auth, Rfdg Rev Bonds (The Marshes of Skidaway Island Proj), Ser 2013,
7.250%, 1–1–49	4,000	3,904

		8,320

Guam – 0.4%
Govt of GU, GO Bonds, Ser 2009A,
7.000%, 11–15–39	2,700	2,819

Hawaii – 0.4%
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A:
8.750%, 11–15–29	400	442
9.000%, 11–15–44	2,000	2,202

		2,644

Illinois – 10.0%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A:
5.000%, 5–1–26	2,610	2,343
5.700%, 5–1–36	2,500	2,241
Chicago Multi-Fam Hsng Rev Bonds (Goldblatts Supportive Living Proj), Ser 2013,
6.125%, 12–1–43	3,000	2,486
Cook Cnty, IL Recovery Zone Fac Rev Bonds (Navistar Intl Corp Proj), Ser 2010,
6.500%, 10–15–40	8,500	8,228
Fairview Heights, IL, Tax Incr Rfdg Rev Bonds (Shoppes at St. Clair Square Redev Proj), Ser 2009A,
8.000%, 12–1–28	2,015	2,070
IL Fin Auth Rev Bonds (Lutheran Home and Svs Oblig Group), Ser 2012,
5.750%, 5–15–46	2,500	2,235
IL Fin Auth, Multi-Family Hsng Rev Bonds (St. Anthony of Lansing Proj), Ser 2012,
6.500%, 12–1–32	4,660	4,298
IL Fin Auth, Rev Bonds (Admiral at the Lake Proj),Ser 2010A,
8.000%, 5–15–46	7,000	7,181
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A,
7.250%, 11–1–38	2,565	2,967
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009C,
6.625%, 11–1–39	3,000	3,295
IL Fin Auth, Rev Bonds (Silver Cross Hosp and Med Ctrs), Ser 2009,
7.000%, 8–15–44	5,000	5,392
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2009,
7.875%, 3–1–32	3,500	3,609
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2010,
7.500%, 3–1–32	2,000	2,030
State of IL GO Bonds,
5.500%, 7–1–38	2,000	2,040
SW IL Dev Auth, Local Govt Prog Rev Bonds (Collinsville Ltd Incr Sales Tax Proj), Ser 2007,
5.350%, 3–1–31	4,440	3,214
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008,
7.000%, 12–1–22	3,795	4,646
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2009,
8.000%, 1–15–22	1,025	1,088
SW IL Dev Auth, Local Govt Prog Rev Rfdg Bonds (Granite City Proj), Ser 2012,
5.250%, 3–1–23	3,360	3,366
SW IL Dev Auth, Sr Care Fac Rev Bonds (Eden Ret Ctr, Inc. Proj), Ser 2006,
5.850%, 12–1–36	2,675	1,961
Vlg of Matteson, Cook Cnty, IL, GO Cap Apprec Debt Cert, Ser 2010,
0.000%, 12–1–29 (C)	7,385	5,637
Vlg of Riverdale, Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011,
8.000%, 10–1–36	2,465	2,568

		72,895

Indiana – 3.8%
City of Carmel, IN, Rev Bonds, Ser 2012A,
7.125%, 11–15–47	6,250	6,104
Hammond IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008,
6.000%, 1–15–17	1,795	1,794

Hendricks Cnty Redev Dist, Tax Incr Rev Rfdg Bonds, Ser 2010B,
6.450%, 1–1–23	1,240	1,267
IN Fin Auth, Rev Bonds (Irvington Cmnty Sch Proj), Ser 2009A,
9.000%, 7–1–39	1,500	1,691
IN Fin Auth, Midwestrn Disaster Relief Rev Bonds (OH Vly Elec Corp Proj), Ser 2012A,
5.000%, 6–1–39	6,335	5,791
Lake Station 2008 Bldg Corp, Lake Station, IN, First Mtg Bonds, Ser 2010,
6.000%, 7–15–27	2,000	2,131
Terre Haute, IN Rev Bonds (Westminister Vlg Proj),Ser 2012,
6.000%, 8–1–39	1,000	872
Westfield Redev Dist, Tax Incr Rev Bonds of 2009,
6.500%, 2–1–30	2,000	2,072
Whitestown, IN, Econ Dev Tax Incr Rev Bonds (Perry Indl Park and Whitestown Crossing Proj), Ser 2010A,
7.000%, 2–1–30	3,685	3,782
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Lakefront Dev Proj), Ser 2010,
6.750%, 1–15–32	2,465	2,525

		28,029

Iowa – 0.6%
IA Fin Auth, Ret Cmnty Rev Bonds (Edgewater LLC Proj), Ser 2007A,
6.750%, 11–15–37	4,500	4,504

Kansas – 2.1%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009,
7.000%, 9–1–38	3,000	3,221
Atchison, KS, Hosp Rev Bonds (Atchison Hosp Assoc), Ser 2008A,
6.750%, 9–1–30	2,920	3,028
Cert of Part in Rental Payments for Spring Hill Golf Corp, Ser 1998A:
5.750%, 1–15–06 (B)	75	9
6.250%, 1–15–13 (B)	270	31
6.375%, 1–15–20 (B)	325	37
6.500%, 1–15–28 (B)	4,470	513
Lawrence, KS (The Bowersock Mills & Power Co Hydroelec Proj) Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A,
7.625%, 8–1–37	3,500	3,451
Lenexa, KS, Spl Oblig Tax Incr Rev Bonds (City Ctr East Proj I), Ser 2007,
6.000%, 4–1–27 (B)	4,407	1,763
Olathe, KS, Sr Living Fac Rev Bonds (Catholic Care Campus, Inc.), Ser 2006A,
6.000%, 11–15–38	2,500	2,373
Wilson Cnty, KS, Hosp Rev Bonds, Ser 2006,
6.200%, 9–1–26	1,000	1,051

		15,477

Kentucky – 1.1%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	5,500	5,694
6.500%, 3–1–45	2,500	2,599

		8,293

Louisiana – 2.5%
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C,
7.000%, 1–1–33	1,000	1,088
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2013B,
10.500%, 7–1–39	12,000	11,995

New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A,
6.500%, 1–1–40	4,600	5,047

		18,130

Maryland – 0.6%
MD Econ Dev Corp, Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6–1–35	1,250	1,261
MD Econ Dev Corp, Port Fac Rfdg Rev Bonds (CNX Marine Terminals Inc. Port of Baltimore Fac), Ser 2010,
5.750%, 9–1–25	3,000	3,111

		4,372

Massachusetts – 1.4%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010,
7.000%, 7–1–42	4,000	4,327
MA Port Auth, Spl Fac Rev Bonds (Delta Air Lines, Inc., Proj), Ser 2001B (Auction Rate Sec) (Insured by AMBAC),
0.207%, 1–1–31 (A)	7,500	5,737

		10,064

Michigan – 5.1%
Flint Hosp Bldg Auth, Bldg Auth Rev Rental Bonds (Hurley Med Ctr), Ser 2010:
7.375%, 7–1–35	1,650	1,773
7.500%, 7–1–39	1,500	1,616
MI Fin Auth, Pub Sch Academy Ltd Oblig Rev and Rev Rfdg Bonds (MI Technical Academy Proj), Ser 2012:
7.100%, 10–1–31	1,000	982
7.450%, 10–1–41	1,000	982
MI Fin Auth, Pub Sch Academy Ltd Oblig Rev Bonds (Old Redford Academy Proj), Ser 2010A,
6.500%, 12–1–40	3,000	2,706
MI Fin Auth, Sr Edu Fac Rev Bonds (St. Catherine of Siena Academy Proj), Ser 2010A,
8.500%, 10–1–45	9,815	10,481
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Backed Bonds, Ser 2008A,
6.875%, 6–1–42	7,600	6,749
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V,
8.250%, 9–1–39	7,000	8,352
The Econ Dev Corp of Dearborn, MI, Ltd Oblig Rev and Rfdg Rev Bonds (Henry Ford Vlg, Inc. Proj), Ser 2008:
6.000%, 11–15–18	1,390	1,412
7.000%, 11–15–38	2,400	2,296

		37,349

Missouri – 7.9%
Arnold, MO, Real Ppty Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009A,
7.750%, 5–1–28	2,705	2,876
Arnold, MO, Sales Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009B,
8.000%, 5–1–28	2,000	2,068
Ballwin, MO, Tax Incr Rfdg and Impvt Rev Bonds (Ballwin Town Ctr Redev Proj), Ser 2002A,
6.250%, 10–1–17	1,700	1,655
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.875%, 12–1–31	675	514
6.125%, 12–1–36	675	513
Chillicothe, MO, Tax Incr Rev Bonds (South U.S. 65 Proj), Ser 2006:
5.625%, 4–1–24	860	761
5.625%, 4–1–27	1,500	1,251

Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.400%, 10–1–26	760	612
5.500%, 10–1–31	1,500	1,140
5.550%, 10–1–36	400	291
Hlth and Edu Fac Auth of MO, Edu Fac Rfdg Rev Bonds, Rockhurst Univ, Ser 2011A,
6.500%, 10–1–30	1,500	1,638
Indl Dev Auth of Kansas City, MO, Rev Bonds (Plaza Library Proj), Ser 2004,
5.900%, 3–1–24	2,500	2,503
Jennings, MO, Tax Incr and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006,
5.000%, 11–1–23	2,600	2,514
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008,
7.000%, 4–1–28 (B)	5,700	3,956
Land Clearance for Redev Auth of St. Louis, Recovery Zone Fac Bonds (Kiel Opera House Proj), Ser 2010B,
7.000%, 9–1–35	2,985	2,857
MO Dev Fin Board, Infra Fac Rev Bonds (Branson Landing Proj), Ser 2005A,
6.000%, 6–1–20	1,000	1,113
MO Dev Fin Board, Research Fac Rev Bonds (Midwest Research Institute Proj), Ser 2007,
4.500%, 11–1–27	3,500	3,147
St. Louis Cnty, MO, Rev Notes (Lambert Arpt Eastn Perimeter Redev Proj-RPA1), Sr Ser B,
9.000%, 11–1–31	3,000	3,021
St. Louis Muni Fin Corp, Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM):
0.000%, 7–15–36 (C)	1,500	428
0.000%, 7–15–37 (C)	2,500	674
Stone Canyon Cmnty Impvt Dist, Independence, MO, Rev Bonds (Pub Infra Impvt Proj), Ser 2007,
5.750%, 4–1–27 (B)	1,250	618
The Elm Point Commons Cmnty Impvt Dist (St. Charles, MO), Spl Assmt Bonds, Ser 2007,
5.750%, 3–1–27	1,500	1,396
The Indl Dev Auth of Branson, MO, Tax Incr Rev Bonds (Branson Shoppes Redev Proj), Ser 2006A,
5.950%, 11–1–29	2,800	2,628
The Indl Dev Auth of Bridgeton, MO, Sales Tax Rev Bonds (Hilltop Cmnty Impvt Dist Proj), Ser 2008A,
5.875%, 11–1–35	2,500	1,905
The Indl Dev Auth of Grandview, MO, Tax Incr Rev Bonds (Grandview Crossing Proj 1), Ser 2006,
5.750%, 12–1–28 (B)	1,000	246
The Indl Dev Auth of Kansas City, MO, Hlth Care Fac First Mtg Rev Bonds (The Bishop Spencer Place Proj), Ser 1994:
6.250%, 1–1–24	4,440	4,461
6.500%, 1–1–35	3,000	3,001
The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007,
5.750%, 3–1–29	1,185	1,050
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C,
6.000%, 9–1–24 (B)	3,790	265
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007,
6.850%, 4–1–29	3,000	3,057

The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002,
7.000%, 8–15–32	6,000	5,928

		58,087

Nebraska – 1.3%
Cent Plains Enrg Proj, Gas Proj Rev Bonds (Proj No. 3), Ser 2012:
5.250%, 9–1–37	8,000	7,921
5.000%, 9–1–42	2,000	1,891

		9,812

Nevada – 1.2%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A,
8.000%, 6–15–30	5,000	5,389
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008,
8.000%, 12–1–38	3,000	3,447

		8,836

New Jersey – 1.6%
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 1999,
5.125%, 9–15–23	2,000	1,894
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B,
7.500%, 12–1–32	2,500	3,269
Tob Stlmt Fin Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2007-1A,
5.000%, 6–1–41	8,980	6,344

		11,507

New York – 1.4%
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2007A:
6.500%, 1–1–27	1,500	831
6.700%, 1–1–43	5,000	2,769
Suffolk Cnty Indl Dev Agy, Assisted Living Fac Rev Bonds (Medford Hamlet Assisted Living Proj), Ser 2005,
6.375%, 1–1–39	1,800	1,548
The Orange Co Funding Corp (NY), Assisted Living Residence Rev Bonds (The Hamlet at Wallkill Assisted Living Proj), Ser 2012,
6.500%, 1–1–46	6,015	5,075

		10,223

Ohio – 0.7%
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009,
7.500%, 12–1–33	3,500	3,874
Summit Cnty Port Auth, OH (Cleveland - Flats East Dev Proj), Ser 2010B,
6.875%, 5–15–40	1,250	1,292

		5,166

Oklahoma – 0.9%
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005:
6.125%, 11–15–25	2,000	2,008
6.000%, 11–15–38	4,550	4,239

		6,247

Oregon – 1.4%
Hosp Fac Auth of Deschutes Cnty, OR, Hosp Rev Rfdg Bonds (Cascade Hlthcare Cmnty, Inc.), Ser 2008,
8.250%, 1–1–38	4,000	4,674
Port of Portland, OR, Portland Intl Arpt, Passenger Fac Charge Rev Bonds, Ser 2011A,
5.500%, 7–1–30	5,000	5,398

		10,072

Pennsylvania – 1.8%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B,
7.250%, 7–1–39	3,000	3,355
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2012,
5.250%, 1–1–41	3,000	2,585
Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A,
6.125%, 8–15–40	6,540	5,589
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992:
7.300%, 7–1–12 (B)	1,850	481
7.350%, 7–1–22 (B)	3,400	884

		12,894

Puerto Rico – 2.7%
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A:
5.750%, 7–1–28	2,000	1,353
5.500%, 7–1–39	3,750	2,399
PR Aqueduct and Sewer Auth Rev Bonds, Ser 2012A (Sr Lien),
5.750%, 7–1–37	1,000	675
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX,
5.250%, 7–1–40	2,000	1,250
PR Elec Power Auth, Power Rev Bonds, Ser 2013A,
7.000%, 7–1–43	13,000	10,294
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2009A,
6.375%, 8–1–39	5,000	3,885

		19,856

South Carolina – 0.7%
SC Jobs - Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn, LLC Proj), Ser 2009A,
6.500%, 4–1–42	5,000	5,479

Tennessee – 0.7%
Upper Cumberland Gas Util Dist (Cumberland Cnty, TN) Gas Sys Rev Rfdg Bonds, Ser 2005:
6.800%, 5–1–19	1,765	1,782
6.900%, 5–1–29	3,750	3,600

		5,382

Texas – 16.1%
Bexar Cnty Hlth Fac Dev Corp, Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7–1–45	1,750	1,817
Cass Cnty Indl Dev Corp, Envirnmt Impvt Rev Bonds, Ser 2009A,
9.500%, 3–1–33	3,500	4,187
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1–1–36 (C)	2,000	502
0.000%, 1–1–40 (C)	1,500	286
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013A,
5.000%, 11–1–45	5,500	5,112
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013B,
5.000%, 11–1–44	5,000	4,915
Grand Prkwy Trans Corp, First Tier Toll Rev Bonds,Ser 2013A,
5.500%, 4–1–53	10,000	9,596
Grand Prkwy Trans Corp, Sub Tier Toll Rev Bonds, Ser 2013B (TELA Supported),
5.000%, 4–1–53	5,000	4,940

Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A,
9.000%, 9–1–38	3,000	3,090
Harris Cnty Cultural Edu Fac Fin Corp, Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009,
7.000%, 8–15–28	4,500	4,635
HFDC of Cent TX, Inc., Ret Fac Rev Bonds (The Vlg at Gleannloch Farms, Inc. Proj), Ser 2006A:
5.250%, 2–15–14	700	701
5.250%, 2–15–15	710	716
5.500%, 2–15–27	1,500	1,372
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008,
6.000%, 2–15–38	1,600	1,364
La Vernia Higher Edu Fin Corp (KIPP, Inc.), Ser 2009A,
6.375%, 8–15–44	2,000	2,125
La Vernia Higher Edu Fin Corp (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009,
9.000%, 8–15–38	5,280	6,037
Lubbock Hlth Fac Dev Corp, First Mtg Rev and Rfdg Bonds (Carillon Sr LifeCare Cmnty Proj), Ser 2005A,
6.625%, 7–1–36	6,000	6,038
Mission Econ Dev Corp, Solid Waste Disp Rev Bonds(Dallas Clean Enrg McCommas Bluff, LLC Proj), Ser 2011,
6.875%, 12–1–24	2,000	2,044
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A:
6.250%, 8–15–29	900	951
6.500%, 8–15–39	1,800	1,909
Tarrant Cnty Cultural Edu Fac Fin Corp, Charter Sch Rev Bonds (Trinity Basin Preparatory Proj), Ser 2009A:
7.300%, 6–1–29	475	499
7.750%, 6–1–39	1,200	1,275
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (NW Sr Hsng Corp - Edgemere Proj), Ser 2006A,
6.000%, 11–15–36	6,000	6,018
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007,
5.750%, 11–15–37	6,000	5,673
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Mirador Proj), Ser 2010A:
8.125%, 11–15–39	750	776
8.250%, 11–15–44	7,000	7,262
TX Muni Gas Acquisition and Supply Corp III, Gas Supply Rev Bonds, Ser 2012,
5.000%, 12–15–32	1,000	948
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	9,750	10,452
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–32	1,500	1,679
7.000%, 6–30–40	6,000	6,504
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A,
6.200%, 2–15–40	5,400	5,695
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A,
7.125%, 2–15–40	3,000	3,179
TX Trans Comsn Cent TX Tpk Sys, First Tier Rev Rfdg Bonds, Ser 2012-A,
5.000%, 8–15–41	6,445	6,257

		118,554

Utah – 0.6%
Muni Bldg Auth of Uintah Cnty, UT, Lease Rev Bonds, Ser 2008A:
5.300%, 6–1–28	2,000	2,093
5.500%, 6–1–37	2,000	2,074

		4,167

Virginia – 4.7%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2013A:
6.000%, 6–1–43	3,911	3,107
2.000%, 10–1–48	1,265	13
Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A,
8.000%, 7–1–38	4,930	5,698
Marquis Cmnty Dev Auth, Rev Bonds, Ser 2007,
5.625%, 9–1–41	2,779	2,212
Marquis Comnty Dev Auth (VA), Rev Bonds, Ser 2007,
0.000%, 9–1–41 (C)	821	80
Norfolk Redev and Hsng Auth, First Mtg Rev Bonds (Fort Norfolk Ret Cmnty, Inc. - Harbor’s Edge Proj), Ser 2004A:
6.000%, 1–1–25	1,050	1,050
6.125%, 1–1–35	3,640	3,468
Norfolk Redev and Hsng Auth, Multifam Rental Hsng Fac Rev Bonds (1016 Ltd Partnership-Sussex Apt Proj), Ser 1996,
8.000%, 9–1–26	2,175	2,153
VA Small Business Fin Auth Sr Lien Rev Bonds (95 Express Lanes LLC Proj), Ser 2012,
5.000%, 7–1–34	4,590	4,143
VA Small Business Fin Auth, Sr Lien Rev Bonds (Elizabeth River Crossing Opco, LLC Proj), Ser 2012:
6.000%, 1–1–37	2,000	2,057
5.500%, 1–1–42	11,000	10,648

		34,629

Washington – 1.0%
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008,
6.625%, 12–1–21	2,075	2,250
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
7.375%, 3–1–38	4,100	4,840

		7,090

Wisconsin – 0.8%
Pub Fin Auth Sr Arpt Fac Rev and Rfdg Bonds (TrIps Obligated Group), Ser 2012B,
5.000%, 7–1–42	4,500	3,650
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A:
6.125%, 6–1–35	1,000	1,052
6.125%, 6–1–39	1,000	1,046

		5,748

Wyoming – 0.6%
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A,
5.500%, 1–1–38	4,000	4,271

TOTAL MUNICIPAL BONDS – 98.2%		$718,061
(Cost: $740,444)

SHORT-TERM SECURITIES
Commercial Paper – 0.2%
Exxon Mobil Corporation,
0.010%, 1–2–14 (D)	1,298	1,298

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.091%, 1–7–14 (E)	887	887

Municipal Obligations – 0.4%
Muni Elec Auth GA, Proj One Bond Anticipation Notes, Ser TE-B (Tax-Exempt), (GTD by TD Bank, N.A.),
0.080%, 1–6–14	2,922	2,922

TOTAL SHORT-TERM SECURITIES – 0.7%		$5,107
(Cost: $5,107)

TOTAL INVESTMENT SECURITIES – 98.9%		$723,168
(Cost: $745,551)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		8,077

NET ASSETS – 100.0%		$731,245

Notes to Schedule of Investments

*	Not shown due to rounding.

(A) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013.

(B) Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C) Zero coupon bond

(D) Rate shown is the yield to maturity at December 31, 2013.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$712,324	$5,737
Short-Term Securities	—	5,107	—
Total	$—	$717,431	$5,737

During the period ended December 31, 2013, securities totaling $-* were transferred from Level 3 to Level 2 due to the increased availability of observable market data due to increased market activity or information for these securities. There were no transfers between Levels 1 and 2 during the period ended.

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

FHA = Federal Housing Administration

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$745,551

Gross unrealized appreciation	30,083
Gross unrealized depreciation	(52,466)

Net unrealized depreciation	$(22,383)

SCHEDULE OF INVESTMENTS Cash Management (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Certificate Of Deposit
Banco del Estado de Chile:
0.220%, 1–10–14	$25,500	$25,500
0.390%, 1–22–14 (A)	18,500	18,500
0.200%, 2–26–14	3,000	3,000
0.200%, 3–11–14	2,500	2,500
Bank of America, N.A.:
0.170%, 1–21–14	3,000	3,000
0.200%, 2–20–14	36,400	36,400
0.200%, 2–24–14	17,000	17,000
0.190%, 3–17–14	7,500	7,500
Citibank, N.A.:
0.210%, 2–3–14	8,800	8,800
0.170%, 3–3–14	11,000	11,000
0.170%, 3–3–14	5,000	5,000
0.170%, 3–4–14	36,000	36,000

Total Certificate Of Deposit – 13.0%		174,200
Commercial Paper
Anheuser-Busch InBev Worldwide Inc. (GTD by AB INBEV/BBR/COB):
0.240%, 1–13–14 (B)	9,100	9,099
0.220%, 2–14–14 (B)	9,400	9,398
0.220%, 2–20–14 (B)	22,850	22,843
0.200%, 3–4–14 (B)	23,200	23,192
Bank of Nova Scotia:
0.140%, 1–22–14 (B)	9,500	9,499
0.140%, 3–10–14 (B)	8,000	7,998
0.220%, 5–22–14 (B)	12,500	12,489
COFCO Capital Corp. (GTD by Rabobank Nederland),
0.170%, 1–23–14 (B)	16,000	15,998
Corporacion Andina de Fomento:
0.150%, 1–28–14 (B)	5,000	4,999
0.150%, 3–7–14 (B)	16,000	15,996
0.190%, 3–18–14 (B)	14,000	13,994
Danaher Corporation,
0.110%, 1–17–14 (B)	2,486	2,486
Diageo Capital plc (GTD by Diageo plc),
0.180%, 1–2–14 (B)	5,000	5,000
Exxon Mobil Corporation,
0.010%, 1–2–14 (B)	23,971	23,971
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc),
0.150%, 1–6–14 (B)	2,000	2,000
ICICI Bank Limited (GTD by Wells Fargo Bank, N.A.),
0.140%, 1–21–14 (B)	16,000	15,999
J.P. Morgan Chase & Co.,
0.320%, 1–22–14 (A)(B)	8,525	8,525
L Air Liquide S.A.,
0.170%, 1–27–14 (B)	6,500	6,499
McCormick & Co. Inc.,
0.100%, 1–2–14 (B)	2,621	2,621
Prudential Funding, LLC (GTD by Prudential Financial, Inc.),
0.040%, 1–2–14 (B)	15,000	15,000
River Fuel Company #2, Inc. (GTD by Bank of Nova Scotia),
0.150%, 1–31–14 (B)	2,000	2,000
St. Jude Medical, Inc.:
0.120%, 1–9–14 (B)	32,000	31,999
0.160%, 1–24–14 (B)	32,800	32,797
Toronto-Dominion Holdings USA Inc. (GTD by Toronto Dominion Bank):
0.120%, 1–9–14 (B)	1,500	1,500
0.120%, 2–4–14 (B)	3,000	2,999

Wisconsin Electric Power Co.:
0.170%, 1–9–14 (B)	25,300	25,299
0.160%, 1–10–14 (B)	9,000	9,000
Wisconsin Gas LLC:
0.110%, 1–6–14 (B)	4,800	4,800
0.110%, 1–8–14 (B)	7,000	7,000

Total Commercial Paper – 25.8%		345,000
Master Note
Toyota Motor Credit Corporation,
0.091%, 1–7–14 (C)	8,937	8,937

Total Master Note – 0.7%		8,937
Notes
American Honda Finance Corp.:
0.240%, 3–12–14 (C)	36,750	36,750
1.850%, 9–19–14	16,100	16,270
American Honda Finance Corp. (GTD by Honda Motor Co.),
0.264%, 1–17–14 (C)	6,500	6,500
Banco del Estado de Chile,
0.370%, 1–22–14 (C)	14,800	14,800
Bank of Nova Scotia:
0.240%, 1–1–14 (C)	10,800	10,800
0.500%, 1–3–14 (C)	20,000	20,000
Baxter International Inc.,
0.410%, 3–11–14 (C)	10,012	10,027
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited):
5.500%, 4–1–14	7,800	7,902
1.125%, 11–21–14	1,185	1,194
CA GO Bonds, Ser 2005A3 (GTD by Bank of America, N.A.),
0.060%, 1–7–14 (C)	8,430	8,430
Caterpillar Financial Services Corporation:
6.125%, 2–17–14	7,605	7,661
1.125%, 12–15–14	4,152	4,183
Caterpillar Financial Services Corporation (GTD by Caterpillar Inc.),
1.375%, 5–20–14	1,200	1,205
Danaher Corporation,
1.300%, 6–23–14	9,790	9,836
EPC - Allentown, LLC, Incr Var Rate Demand Bonds, Ser 2005 (GTD by Wachovia Bank, N.A.),
0.170%, 1–7–14 (C)	7,715	7,715
General Electric Capital Corporation:
0.870%, 1–7–14 (C)	8,000	8,014
2.100%, 1–7–14	17,774	17,779
0.870%, 3–2–14 (C)	10,000	10,029
5.500%, 6–4–14	2,500	2,555
IBM International Group Capital LLC (GTD by International Business Machines Corporation),
0.540%, 2–26–14 (C)	11,000	11,000
J.P. Morgan Chase & Co.:
0.320%, 1–22–14 (C)	9,100	9,100
1.040%, 1–24–14 (C)	8,900	8,904
2.050%, 1–24–14	1,000	1,001
0.320%, 3–7–14 (C)	21,700	21,700
4.650%, 6–1–14	9,158	9,317
John Deere Capital Corporation:
0.340%, 1–12–14 (C)	1,000	1,001
1.600%, 3–3–14	2,900	2,907

Johnson City, TN Hlth and Edu Fac, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2013A (GTD by U.S. Bank, N.A.),
0.050%, 1–7–14 (C)	1,900	1,900
JP Morgan Chase Bank, N.A.,
0.240%, 3–11–14 (C)	5,000	5,000
P&W Holdings, LLC, Var Rate Demand Bonds, Ser 2005 (GTD by Wells Fargo Bank, N.A.),
0.160%, 1–7–14 (C)	3,540	3,540
PACCAR Financial Corp.,
0.490%, 3–8–14 (C)	10,000	10,010
PACCAR Financial Corp. (GTD by PACCAR Inc.),
0.540%, 3–11–14 (C)	15,000	15,010
Target Corporation,
0.420%, 1–18–14 (C)	7,700	7,708
Toyota Motor Credit Corporation:
0.260%, 1–1–14 (C)	15,000	15,000
0.410%, 1–23–14 (C)	2,000	2,004
0.240%, 2–22–14 (C)	36,000	36,000
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank, N.A.),
0.170%, 1–7–14 (C)	10,108	10,108
Wells Fargo & Company,
3.750%, 10–1–14	12,000	12,296
Wells Fargo Bank, N.A.:
0.310%, 1–21–14 (C)	10,000	10,000
0.290%, 3–10–14 (C)	10,000	10,000
0.290%, 3–17–14 (C)	10,200	10,200

Total Notes – 31.0%		415,356

TOTAL CORPORATE OBLIGATIONS – 70.5%		$943,493
(Cost: $943,493)

MUNICIPAL OBLIGATIONS
California – 2.7%
CA Infra and Econ Dev Bank, Var Rate Dnd Rfdg Rev Bds (LA Cnty Mus of Nat Hist Fndtn), Ser 2008A (GTD by Wells Fargo Bank, N.A.),
0.010%, 1–1–14 (C)	3,000	3,000
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (GTD by JPMorgan Chase Bank, N.A.),
0.020%, 1–1–14 (C)	2,500	2,500
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by United States Government),
0.050%, 1–7–14 (C)	7,585	7,585
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by United States Government),
0.050%, 1–7–14 (C)	12,500	12,500
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (U.S. Bank, N.A.),
0.040%, 1–7–14 (C)	7,000	7,000
Muni Impvt Corp of Los Angeles, Lease Rev, Ser B-1 (Taxable), (GTD by Wells Fargo Bank, N.A.),
0.120%, 1–15–14	4,000	4,000

		36,585

Colorado – 2.3%
Castle Pines North Fin Corp, Var Rate Cert of Part, Ser 2009 (GTD by Wells Fargo Bank, N.A.),
0.100%, 1–7–14 (C)	2,805	2,805
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank, N.A.),
0.100%, 1–7–14 (C)	16,660	16,660

CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank, N.A.),
0.060%, 1–7–14 (C)	7,210	7,210
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ-Ser A-1 (GTD by JPMorgan Chase & Co.):
0.110%, 1–7–14 (C)	4,000	4,000
0.300%, 1–7–14 (C)	800	800

		31,475

Florida – 0.1%
FL Muni Power Agy, All-Requirements Power Supply Proj Var Rate Demand Rfdg Rev Bonds, Ser 2008C (Bank of America, N.A.),
0.050%, 1–1–14 (C)	2,000	2,000

Georgia – 3.7%
Dev Auth of Monroe Cty, Pollutn Ctl Rev Bonds (GA Power Co Plant Scherer Proj), First Ser 2008 (GTD by Georgia Power Company),
0.050%, 1–1–14 (C)	19,117	19,117
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser A (Taxable), (GTD by Wells Fargo Bank, N.A.),
0.180%, 1–21–14	25,000	25,000
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Taxable),
0.120%, 1–22–14	5,065	5,065

		49,182

Illinois – 0.9%
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hlthcare Org (GTD by JPMorgan Chase Bank, N.A.),
0.050%, 1–7–14 (C)	7,305	7,305
IL Fin Auth, Var Rate Demand Rev Bonds (The CarleFndtn), Ser 2009 (GTD by JPMorgan Chase Bank, N.A.),
0.050%, 1–7–14 (C)	5,245	5,245

		12,550

Louisiana – 2.7%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.),
0.040%, 1-1-14 (C)	12,448	12,448
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.),
0.040%, 1–7–14 (C)	16,150	16,150
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York (The)),
0.040%, 1–7–14 (C)	2,000	2,000
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp Proj), Ser 1996 (GTD by Exxon Mobil Corporation),
0.020%, 1–1–14 (C)	4,900	4,900

		35,498

Maryland – 0.8%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by Toronto Dominion Bank),
0.130%, 1–7–14 (C)	10,145	10,145

Massachusetts – 0.3%
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana-Farber Cancer Institute Issue, Ser 2008L-1 (GTD by JPMorgan Chase Bank, N.A.),
0.040%, 1–7–14 (C)	4,500	4,500

Michigan – 0.2%
MI Strategic Fund, Var Rate Demand Ltd Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)),
0.040%, 1–1–14 (C)	2,500	2,500

Minnesota – 0.1%
Minneapolis, MN, Var Rate Demand Rev Bonds (People Serving People Proj), Ser 2000A,
0.050%, 1–1–14 (C)	1,685	1,685

Mississippi – 4.9%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation),
0.020%, 1–1–14 (C)	6,600	6,600
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation),
0.020%, 1–1–14 (C)	36,080	36,080
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2010J (GTD by Chevron Corporation),
0.020%, 1–1–14 (C)	11,830	11,830
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation),
0.020%, 1–1–14 (C)	7,400	7,400
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser E (GTD by Chevron Corporation),
0.020%, 1–1–14 (C)	4,000	4,000

		65,910

Missouri – 0.5%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.),
0.150%, 1–7–14 (C)	6,210	6,210

Montana – 0.3%
Great Falls, MT, Multifam Hsng Rev Bonds (Autumn Run Apt Proj), Ser 1998 (GTD by U.S. Bank, N.A.),
0.070%, 1–7–14 (C)	4,450	4,450

New York – 2.1%
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by Federal Home Loan Mortgage Corporation),
0.050%, 1–7–14 (C)	14,000	14,000
NY Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2012 A,
0.050%, 1–7–14 (C)	3,000	3,000
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America, N.A.),
0.050%, 1–7–14 (C)	7,391	7,391
NYC Hsng Dev Corp, Multi-Fam Mtg Rev Bonds (Target V Apt), Ser 2006 A (GTD by Citibank, N.A.),
0.060%, 1–7–14 (C)	3,200	3,200

		27,591

Ohio – 0.4%
Franklin, OH, Var Rate Demand Hosp Fac Rfdg and Impvt Rev Bonds (U.S. Hlth Corp of Columbus), Ser 1996A (GTD by U.S. Bank, N.A.),
0.050%, 1–7–14 (C)	5,570	5,570

Oregon – 0.3%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank, N.A.),
0.050%, 1–7–14 (C)	3,595	3,595

Texas – 4.9%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.),
0.060%, 1–7–14 (C)	32,070	32,070
Port Arthur Nav Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bnds (Air Prdts Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.),
0.040%, 1–1–14 (C)	11,525	11,525
Port Arthur Nav Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bnds (Air Prdts Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.),
0.040%, 1–1–14 (C)	21,800	21,800

		65,395

Washington – 0.2%
WA State Hsng Fin Comsn, Var Rate Demand Multifam Mtg Rev Bonds (Lake Washington Apt Proj), Ser 1996 (GTD by U.S. Bank, N.A.),
0.070%, 1–7–14 (C)	2,100	2,100

Wyoming – 0.2%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 1992 (GTD by Chevron Corporation),
0.020%, 1–1–14 (C)	2,369	2,369

TOTAL MUNICIPAL OBLIGATIONS – 27.6%		$369,310
(Cost: $369,310)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations
Overseas Private Investment Corporation (GTD by United States Government):
0.120%, 1–3–14 (C)	17,400	17,400
0.120%, 1–7–14 (C)	7,736	7,736
0.120%, 1–7–14 (C)	2,500	2,500
0.120%, 1–7–14 (C)	1,963	1,963
Totem Ocean Trailer Express, Inc. (GTD by United States Government),
0.490%, 1–30–14 (C)	7,512	7,512

Total United States Government Agency Obligations – 2.8%		37,111

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 2.8%		$37,111
(Cost: $37,111)

TOTAL INVESTMENT SECURITIES – 100.9%		$1,349,914
(Cost: $1,349,914)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.9%)		(11,112)

NET ASSETS – 100.0%		$1,338,802

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013.

(B)	Rate shown is the yield to maturity at December 31, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date that the variable rate resets or the next demand date.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$943,493	$—
Municipal Obligations	—	369,310	—
United States Government Agency Obligations	—	37,111	—
Total	$—	$1,349,914	$—

There were no transfers between Levels 1 and 2 during the period ended December 31, 2013.

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,349,914

Gross unrealized appreciation	—
Gross unrealized depreciation	—

Net unrealized appreciation	$—

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: February 27, 2014

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: February 27, 2014